UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.
(Exact name of Registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100 West Conshohocken, PA		19428
(Address of chief executive offices)		(Zip code)

Richard J. Flannery

President and Chief Executive Officer

TIFF Investment Program, Inc.

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100,

West Conshohocken, PA 19428

with a copy to:

Bruce G. Leto

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:		610.684.8000

Date of fiscal year end:	12/31/12

Date of reporting period:	01/01/12 – 06/30/12

Item 1. Reports to Stockholders.

(Semi-Annual Report for the period 01/01/12 through 06/30/12 is filed herewith)

TIFF Investment Program, Inc. 2012 Semi-Annual Report
June 30, 2012 (Unaudited)

About TIFF

The Investment Fund for Foundations (TIFF) was founded in 1991 by a nationwide network of foundations. Its mission is to seek to improve the investment returns of eligible organizations by making available to them a series of multi-manager investment vehicles plus resources aimed at enhancing fiduciaries' knowledge of investing.

TIFF Mutual Funds

TIFF Investment Program, Inc. (TIP) is comprised of no-load mutual funds available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of two mutual funds at present: TIFF Multi-Asset Fund (MAF) and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for the fund as well as for the all-important task of asset allocation. With respect to STF, TAS is responsible for the day-to-day management of all of the fund’s assets.

Financial Statements

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2012. Additional information regarding the performance of the mutual funds described herein has been provided to members via the TIFF Multi-Asset Fund quarterly reports and at www.tiff.org for STF reporting.

For Further Information

As always, we welcome the opportunity to discuss any aspect of TIFF’s services as well as answer any questions about these financial statements. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.

August 29, 2012

Copyright 2012 •   All rights reserved •   This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

TIFF Multi-Asset Fund	June 30, 2012
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Including Interest and Dividend Expense**			Excluding Interest and Dividend Expense**
	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During the Period* 1/1/12 – 6/30/12	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During the Period* 1/1/12 – 6/30/12
1) Actual	$1,000.00	$1,059.10	$4.56	$1,000.00	$1,059.10	$3.84
2) Hypothetical	$1,000.00	$1,020.44	$4.47	$1,000.00	$1,021.13	$3.77
*	Expenses are equal to the fund’s annualized expense ratio of 0.89% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Excluding interest and dividend expense, expenses incurred by the fund were 0.75%. The expense ratios do not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds' total return.
**	Interest expense is interest on reverse repurchase agreements (see Note 7); dividend expense is dividends paid on securities sold short.

TIFF Multi-Asset Fund	June 30, 2012
Financial Highlights

	Six Months Ended 6/30/12 (Unaudited)		Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
For a share outstanding throughout each period
Net asset value, beginning of period	$14.54		$15.55	$14.39	$11.70	$16.65	$16.29
Income (loss) from investment operations
Net investment income (a)	0.10		0.26	0.19	0.18	0.40	0.44
Net realized and unrealized gain (loss) on investments	0.75		(0.54)	1.67	3.10	(4.68)	1.73
Total from investment operations	0.85		(0.28)	1.86	3.28	(4.28)	2.17
Less distributions from
Net investment income	(0.12)		(0.07)	(0.70)	(0.61)	(0.37)	(0.80)
Net realized gains	—		(0.54)	(0.01)	—	(0.05)	(1.03)
Return of capital	—		(0.13)	—	—	(0.28)	—
Total distributions	(0.12)		(0.74)	(0.71)	(0.61)	(0.70)	(1.83)
Entry/exit fee per share (a)	0.01		0.01	0.01	0.02	0.03	0.02
Net asset value, end of period	$15.28		$14.54	$15.55	$14.39	$11.70	$16.65
Total return (b)	5.91	%(c)	(1.70)%	13.18%	28.75%	(25.98)%	13.53%
Ratios/supplemental data
Net assets, end of period (000s)	$4,527,562		$4,164,070	$3,876,799	$3,060,722	$2,079,472	$2,218,641
Ratio of expenses to average net assets (d)	0.89	%(e)	0.67%	0.81%	0.65%	0.53%	0.70%
Ratio of expenses to average net assets, excluding interest and dividend expense (d)	0.75	%(e)	0.61%	0.76%	0.60%	0.44%	0.60%
Ratio of net investment income to average net assets	1.36	%(e)	1.66%	1.28%	1.40%	2.71%	2.54%
Portfolio turnover	19	%(c)	42%	48%	90%	112%	71%
(a)	Calculation based on average shares outstanding.
(b)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(c)	Not annualized.
(d)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds' total return.
(e)	Annualized.

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Number of Shares	Value
Investments — 100.9% of net assets
Common Stocks — 46.1%
US Common Stocks — 21.0%
Aerospace & Defense — 0.2%
Exelis, Inc.	459,900	$4,534,614
General Dynamics Corp.	5,200	342,992
Huntington Ingalls Industries, Inc. (a)	1,192	47,966
L-3 Communications Holdings, Inc.	2,900	214,629
Lockheed Martin Corp.	11,100	966,588
Northrop Grumman Corp.	28,740	1,833,325
Raytheon Co.	36,228	2,050,142
		9,990,256
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	17,102	662,702
FedEx Corp.	100,000	9,161,000
United Parcel Service, Inc. (UPS), Class B	61,800	4,867,368
		14,691,070
Airlines — 0.4%
Delta Air Lines, Inc. (a)	1,458,074	15,965,910
United Continental Holdings, Inc. (a)	16,900	411,177
US Airways Group, Inc. (a)	163,886	2,184,601
		18,561,688
Automobiles — 0.1%
Fleetwood Enterprises, Inc. (a) (b) (c)	690,543	—
Ford Motor Co.	278,700	2,672,733
		2,672,733
Beverages — 0.2%
Coca-Cola Co. (The)	121,135	9,471,546
Monster Beverage Corp. (a)	9,200	655,040
		10,126,586
Biotechnology — 0.1%
Biogen Idec, Inc. (a)	2,800	404,264
Celgene Corp. (a)	10,100	648,016
Gilead Sciences, Inc. (a)	26,700	1,369,176
		2,421,456
Capital Markets — 0.4%
Ameriprise Financial, Inc.	1,702	88,947
Federated Investors, Inc., Class B	263,405	5,755,399
Legg Mason, Inc.	129,046	3,402,943
Northern Trust Corp.	143,900	6,622,278
TD Ameritrade Holding Corp.	256,642	4,362,914
		20,232,481
Chemicals — 0.5%
Calgon Carbon Corp. (a)	337,600	4,800,672
CF Industries Holdings, Inc.	6,900	1,336,806
Dow Chemical Co. (The)	311,596	9,815,274
Eastman Chemical Co.	7,500	377,775
Georgia Gulf Corp.	58,500	1,501,695
Monsanto Co.	29,872	2,472,804
Mosaic Co. (The)	29,400	1,609,944
PPG Industries, Inc.	8,700	923,244

	Number of Shares	Value
Scotts Miracle-Gro Co. (The), Class A	39,080	$1,606,970
Sherwin-Williams Co. (The)	1,672	221,289
		24,666,473
Commercial Banks — 0.9%
CIT Group, Inc. (a)	51,907	1,849,965
Fifth Third Bancorp	60,500	810,700
First Republic Bank (a)	2,869	96,398
Huntington Bancshares Inc.	556,157	3,559,405
KeyCorp	98,300	760,842
M&T Bank Corp.	14,796	1,221,706
Regions Financial Corp.	341,100	2,302,425
Synovus Financial Corp.	360,900	714,582
Wells Fargo & Co.	868,998	29,059,293
Zions Bancorporation	9,845	191,190
		40,566,506
Commercial Services & Supplies — 0.2%
KAR Auction Services, Inc. (a)	287,132	4,935,799
Pitney Bowes, Inc.	8,200	122,754
Viad Corp.	98,746	1,974,920
		7,033,473
Communications Equipment — 0.0%
Cisco Systems, Inc.	63,900	1,097,163
Computers & Peripherals — 0.4%
Apple, Inc. (a)	9,400	5,489,600
Dell, Inc. (a)	866,890	10,853,463
Hewlett-Packard Co.	14,968	301,006
Western Digital Corp. (a)	26,300	801,624
		17,445,693
Construction & Engineering — 0.0%
Fluor Corp.	6,900	340,446
Construction Materials — 0.0%
Eagle Materials, Inc.	1,400	52,276
Consumer Finance — 0.1%
American Express Co.	69,182	4,027,084
Discover Financial Services	37,000	1,279,460
First Cash Financial Services, Inc. (a)	3,000	120,510
		5,427,054
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	24,800	897,512
Ascent Media Corp., Series A (a)	713	36,898
K12, Inc. (a)	41,816	974,313
Sotheby's	61,661	2,057,011
		3,965,734
Diversified Financial Services — 0.8%
Bank of America Corp.	831,807	6,804,181
Citigroup, Inc.	144,962	3,973,409
JPMorgan Chase & Co.	721,721	25,787,091
Moody's Corp.	13,023	475,991
		37,040,672
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	118,100	4,211,446
Cincinnati Bell, Inc. (a)	36,295	135,018

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Number of Shares	Value
Level 3 Communications, Inc. (a)	59,169	$1,310,593
Verizon Communications, Inc.	48,100	2,137,564
		7,794,621
Electric Utilities — 0.2%
Edison International	143,700	6,638,940
Entergy Corp.	12,300	835,047
		7,473,987
Electrical Equipment — 0.2%
Babcock & Wilcox Co. (a)	212,600	5,208,700
Generac Holdings, Inc. (a)	95,300	2,292,918
		7,501,618
Electronic Equipment, Instruments & Components — 0.0%
Checkpoint Systems, Inc. (a)	234,800	2,045,108
Energy Equipment & Services — 0.4%
Baker Hughes, Inc.	76,887	3,160,056
Cameron International Corp. (a)	49,300	2,105,603
Dril-Quip, Inc. (a)	21,300	1,397,067
National Oilwell Varco, Inc.	27,900	1,797,876
Patterson-UTI Energy, Inc.	83,500	1,215,760
Schlumberger Ltd.	56,500	3,667,415
Tidewater, Inc.	128,000	5,934,080
		19,277,857
Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	109,682	10,419,790
CVS Caremark Corp.	31,000	1,448,630
Kroger Co. (The)	155,490	3,605,813
Pricesmart, Inc.	2,669	180,184
SUPERVALU, Inc.	5,034	26,076
Sysco Corp.	192,400	5,735,444
Wal-Mart Stores, Inc.	103,000	7,181,160
		28,597,097
Food Products — 0.5%
Archer-Daniels-Midland Co.	29,200	861,984
Bunge Ltd.	9,500	596,030
ConAgra Foods, Inc.	255,500	6,625,115
Dean Foods Co. (a)	77,700	1,323,231
H.J. Heinz Co.	44,100	2,398,158
Kraft Foods, Inc.	160,400	6,194,648
Ralcorp Holdings, Inc. (a)	70,800	4,725,192
		22,724,358
Health Care Equipment & Supplies — 0.2%
Baxter International, Inc.	136,700	7,265,605
Health Care Providers & Services — 1.1%
Aetna, Inc.	26,400	1,023,528
AmerisourceBergen Corp.	23,100	908,985
Brookdale Senior Living, Inc. (a)	945,128	16,766,571
Cardinal Health, Inc.	22,900	961,800
Emeritus Corp. (a)	371,602	6,254,062
Health Management Associates, Inc., Class A (a)	54,178	425,297
Humana, Inc.	7,700	596,288
McKesson Corp.	12,000	1,125,000
UnitedHealth Group, Inc.	78,400	4,586,400
VCA Antech, Inc. (a)	252,243	5,544,301

	Number of Shares	Value
WellPoint, Inc.	152,562	$9,731,930
		47,924,162
Hotels, Restaurants & Leisure — 0.3%
Hyatt Hotels Corp., Class A (a)	45,400	1,687,064
Las Vegas Sands Corp.	103,400	4,496,866
MGM Resorts International (a)	407,613	4,548,961
Wyndham Worldwide Corp.	22,900	1,207,746
Yum! Brands, Inc.	6,490	418,086
		12,358,723
Household Durables — 0.4%
American Greetings Corp., Class A	138,244	2,021,127
Beazer Homes USA, Inc. (a)	1,266,227	4,115,238
Cavco Industries, Inc. (a)	4,504	230,965
KB Home	398,309	3,903,428
Mohawk Industries, Inc. (a)	2,007	140,149
PulteGroup, Inc. (a)	263,855	2,823,249
Standard Pacific Corp. (a)	46,733	289,277
Toll Brothers, Inc. (a)	137,900	4,099,767
Whirlpool Corp.	10,000	611,600
		18,234,800
Household Products — 0.3%
Colgate-Palmolive Co.	92,222	9,600,310
Procter & Gamble Co. (The)	94,900	5,812,625
		15,412,935
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)	51,500	660,745
Industrial Conglomerates — 0.3%
3M Co.	51,400	4,605,440
General Electric Co.	381,800	7,956,712
		12,562,152
Insurance — 0.8%
Aflac, Inc.	9,000	383,310
Allstate Corp. (The)	11,400	400,026
American International Group, Inc. (a)	188,642	6,053,522
Assurant, Inc.	8,300	289,172
Berkshire Hathaway, Inc., Class B (a)	76,072	6,339,080
Chubb Corp.	8,100	589,842
Everest Re Group Ltd.	71,600	7,409,884
Loews Corp.	215,000	8,795,650
MBIA, Inc. (a)	290,857	3,144,164
Mercury General Corp.	25,103	1,046,042
Principal Financial Group	6,300	165,249
Travelers Companies, Inc. (The)	12,300	785,232
		35,401,173
Internet & Catalog Retail — 0.6%
Amazon.com, Inc. (a)	89,441	20,423,852
Blue Nile, Inc. (a)	62,321	1,851,557
Liberty Interactive Corp., Series A (a)	80,766	1,436,827
Priceline.com, Inc. (a)	7,894	5,245,721
TripAdvisor, Inc. (a)	5,100	227,919
		29,185,876

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Number of Shares	Value
Internet Software & Services — 0.5%
AOL, Inc. (a)	1,656	$46,501
eBay, Inc. (a)	79,611	3,344,458
Google, Inc. (a)	36,232	21,017,096
		24,408,055
IT Services — 0.5%
Alliance Data Systems Corp. (a)	21,375	2,885,625
Amdocs Ltd. (a)	21,400	636,008
Cognizant Technology Solutions Corp. (a)	1,733	103,980
CoreLogic, Inc. (a)	51,907	950,417
DST Systems, Inc.	33,448	1,816,561
Forrester Research, Inc.	33,498	1,134,242
Gartner Group, Inc., Class A (a)	105,415	4,538,116
Hackett Group, Inc. (The) (a)	40,002	222,811
International Business Machines Corp. (IBM)	8,600	1,681,988
Lender Processing Services, Inc.	194,500	4,916,960
SAIC, Inc.	53,800	652,056
Sapient Corp.	125,925	1,268,065
Visa, Inc., Class A	11,000	1,359,930
		22,166,759
Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	212,100	5,472,180
Machinery — 0.1%
Caterpillar, Inc.	9,000	764,190
CIRCOR International, Inc.	69,300	2,362,437
Cummins, Inc.	4,400	426,404
Deere & Co.	4,500	363,915
John Bean Technologies Corp.	202,800	2,751,996
		6,668,942
Media — 1.4%
AMC Networks, Inc. (a)	48,035	1,707,644
Cablevision Systems Corp.	437,769	5,817,950
CBS Corp., Class A (c)	26,466	881,053
CBS Corp., Class B	100,198	3,284,490
CC Media Holdings, Inc., Class A (a) (c)	88,498	522,138
Comcast Corp., Class A	22,300	712,931
DIRECTV, Class A (a)	246,734	12,045,554
Discovery Communications, Inc., Series A (a)	3,932	212,328
Discovery Communications, Inc., Series C (a)	2,239	112,152
Interpublic Group of Companies, Inc. (The)	575,075	6,239,564
Liberty Global, Inc., Series A (a)	159,382	7,910,129
Liberty Global, Inc., Series C (a)	108,244	5,168,651
Liberty Media Corp. – Liberty Capital, Series A (a)	21,159	1,860,088
Live Nation, Inc. (a)	558,609	5,128,031
News Corp.	19,800	441,342
Time Warner Cable, Inc.	7,200	591,120
Time Warner, Inc.	45,411	1,748,323

	Number of Shares	Value
Viacom, Inc.	11,600	$545,432
Walt Disney Co. (The)	154,400	7,488,400
		62,417,320
Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	125,100	4,262,157
United States Steel Corp.	4,399	90,619
Walter Energy, Inc.	18,300	808,128
		5,160,904
Multi-Utilities — 0.0%
Public Service Enterprise Group, Inc.	22,800	741,000
Office Electronics — 0.1%
Xerox Corp.	99,542	783,395
Zebra Technologies Corp., Class A (a)	58,272	2,002,226
		2,785,621
Oil, Gas & Consumable Fuels — 1.4%
Alpha Natural Resources, Inc. (a)	98,100	854,451
Anadarko Petroleum Corp.	35,000	2,317,000
Bill Barrett Corp. (a)	191,200	4,095,504
Chesapeake Energy Corp.	635,500	11,820,300
Chevron Corp.	67,800	7,152,900
Cobalt International Energy, Inc. (a)	46,600	1,095,100
ConocoPhillips	56,400	3,151,632
CONSOL Energy, Inc.	55,810	1,687,694
Devon Energy Corp.	914	53,003
EOG Resources, Inc.	26,529	2,390,528
EXCO Resources, Inc.	9,900	75,141
Exxon Mobil Corp.	42,100	3,602,497
Marathon Petroleum Corp.	74,450	3,344,294
Murphy Oil Corp.	22,600	1,136,554
Occidental Petroleum Corp.	15,200	1,303,704
Peabody Energy Corp.	50,700	1,243,164
Phillips 66 (a)	96,450	3,205,998
Pioneer Natural Resources Co.	25,100	2,214,071
Southwestern Energy Co. (a)	81,900	2,615,067
Tesoro Corp. (a)	105,300	2,628,288
Valero Energy Corp.	48,100	1,161,615
Whiting Petroleum Corp. (a)	34,800	1,430,976
WPX Energy, Inc. (a)	250,000	4,045,000
		62,624,481
Personal Products — 0.1%
Estee Lauder Companies, Inc. (The), Class A	80,076	4,333,713
Herbalife Ltd.	9,100	439,803
		4,773,516
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	19,489	700,630
Johnson & Johnson	109,000	7,364,040
Merck & Co., Inc.	167,266	6,983,355
Pfizer, Inc.	401,657	9,238,111
		24,286,136
Professional Services — 0.1%
Heidrick & Struggles International, Inc.	8,606	150,605
Towers Watson & Co., Class A	46,012	2,756,119
		2,906,724

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Number of Shares	Value
Real Estate Investment Trusts (REITs) — 3.0%
AvalonBay Communities, Inc.	21,400	$3,027,672
CBRE Group, Inc. (a)	216,335	3,539,241
CommonWealth REIT (a)	90,585	1,988,341
Corporate Office Properties Trust (a)	138,000	3,483,120
Douglas Emmett, Inc.	115,800	2,674,980
DuPont Fabros Technology, Inc.	64,000	1,827,840
Entertainment Properties Trust, Series C (a)	133,800	2,528,820
Entertainment Properties Trust, Series D (a)	11,100	280,386
Essex Property Trust, Inc.	40,800	6,279,936
First Industrial Realty Trust, Inc. (a)	441,830	5,575,894
Glimcher Realty Trust	39,231	400,941
Health Care REIT, Inc.	155,800	9,083,140
Hudson Pacific Properties, Inc.	596,435	10,383,933
iStar Financial, Inc. (a)	746,467	4,814,712
Liberty Property Trust	174,700	6,435,948
Parkway Properties, Inc.	509,754	5,831,586
Pennsylvania Real Estate Investment Trust	8,900	133,322
Prologis, Inc.	107,700	3,578,871
Public Storage	114,100	16,477,181
Simon Property Group, Inc.	59,470	9,257,100
SL Green Realty Corp.	256,929	20,615,983
Sunstone Hotel Investors, Inc. (a)	182,600	2,006,774
UDR, Inc.	259,300	6,700,312
Vornado Realty Trust	1,301	109,258
Weyerhaeuser Co.	262,000	5,858,320
Winthrop Realty Trust	223,986	2,723,670
		135,617,281
Real Estate Management & Development — 0.1%
AV Homes, Inc. (a)	267,527	3,900,544
Road & Rail — 0.1%
J.B. Hunt Transport Services, Inc.	6,323	376,851
Kansas City Southern	75,397	5,244,615
Norfolk Southern Corp.	1,441	103,421
Union Pacific Corp.	4,200	501,102
		6,225,989
Semiconductors & Semiconductor Equipment — 0.7%
Cabot Microelectronics Corp.	86,586	2,529,177
Intel Corp.	1,019,109	27,159,255
LSI Corp. (a)	382,851	2,438,761
		32,127,193
Software — 0.3%
CA, Inc.	43,500	1,178,415
Microsoft Corp.	277,883	8,500,441
Oracle Corp.	44,800	1,330,560
Symantec Corp. (a)	62,400	911,664
		11,921,080
Specialty Retail — 0.3%
BB Liquidating, Inc., Class B (a) (c)	146,876	4,112
Best Buy Co., Inc.	36,400	762,944
Gap, Inc. (The)	45,900	1,255,824
Home Depot, Inc. (The)	68,100	3,608,619
Office Depot, Inc. (a)	21,156	45,697

	Number of Shares	Value
Penske Automotive Group, Inc.	221,600	$4,706,784
TJX Companies, Inc. (The)	29,000	1,244,970
		11,628,950
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	17,100	1,000,008
Hanesbrands, Inc. (a)	199,592	5,534,686
Nike, Inc.	208,018	18,259,820
		24,794,514
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp. (a)	239,287	689,147
Washington Mutual, Inc. (a) (b) (c)	33,600	—
WMI Holdings Corp. (a)	1,125	562
		689,709
Tobacco — 0.2%
Altria Group, Inc.	36,812	1,271,854
Lorillard, Inc.	6,200	818,090
Philip Morris International, Inc.	59,941	5,230,452
		7,320,396
Wireless Telecommunication Services — 0.0%
NII Holdings, Inc., Class B (a)	65,991	675,088
United States Cellular Corp. (a)	31,890	1,231,592
		1,906,680
Total US Common Stocks (Cost $873,490,196)		951,296,551
Foreign Common Stocks — 25.1%
Australia — 0.4%
Alumina Ltd.	2,306,025	1,893,750
Amcor Ltd.	123,880	902,780
AMP Ltd.	926,948	3,680,651
Australia and New Zealand Banking Group Ltd.	45,301	1,028,382
BHP Billiton Ltd.	24,839	809,665
DuluxGroup Ltd.	19,445	60,182
Fortescue Metals Group Ltd.	458,114	2,341,286
Iluka Resources Ltd.	36,303	425,402
Orica Ltd.	18,831	479,306
QBE Insurance Group Ltd. – ASE Shares	400,638	5,523,666
Santos Ltd.	40,821	448,313
		17,593,383
Austria — 0.0%
Andritz AG	6,676	343,695
Erste Group Bank AG (a)	2,444	46,464
Oesterreichische Post AG	8,410	282,591
Raiffeisen Bank International AG	1,756	57,513
		730,263
Bahamas — 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	128,154	151,222
Belgium — 0.0%
Ageas, Strip VVPR (a) (c)	39,332	50
Anheuser-Busch InBev NV	22,969	1,785,673
		1,785,723
Bermuda — 0.1%
Lazard Ltd., Class A	126,473	3,287,033

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Number of Shares	Value
Brazil — 0.2%
Diagnosticos da America SA	18,800	$123,648
Duratex SA	26,000	137,605
Embraer SA – ADR	15,269	405,087
HRT Participacoes em Petroleo SA (a)	592,050	1,845,274
Localiza Rent a Car SA	5,623	84,968
MRV Engenharia e Participacoes SA	29,300	135,668
Multiplan Empreendimentos Imobiliarios SA	10,700	261,893
Odontoprev SA	31,800	161,494
OGX Petroleo e Gas Participacoes SA (a)	22,673	62,087
Petroleo Brasileiro SA – ADR	113,300	2,126,641
Redecard SA	193,500	3,164,787
WEG SA	6,800	65,986
		8,575,138
Canada — 1.1%
Agrium, Inc.	12,200	1,079,334
Aimia, Inc.	69,166	920,538
Bank of Montreal	22,551	1,246,168
Barrick Gold Corp.	46,600	1,755,338
BCE, Inc.	41,063	1,693,178
Bell Aliant, Inc. (a) (b) (c) (d) (e)	1,558	39,069
Bombardier, Inc., Class B	1,214,124	4,794,007
Canadian Natural Resources Ltd.	52,200	1,400,238
Catalyst Paper Corp. (a) (b) (c)	352,814	—
Chorus Aviation, Inc.	8,875	27,023
Encana Corp.	96,100	2,001,100
Fairfax Financial Holdings Ltd.	20,500	8,117,444
First Quantum Minerals Ltd.	144,600	2,556,527
Goldcorp, Inc.	31,800	1,197,224
Imperial Oil Ltd. – TSE Shares	95,600	3,988,432
Imperial Oil Ltd. – NYSE Shares	75,568	3,161,223
Kinross Gold Corp.	274,600	2,237,990
Nortel Networks Corp. (a)	22,767	262
Onex Corp.	45,552	1,768,658
Resolute Forest Products (a)	24,140	279,541
Rogers Communications, Inc., Class B	217,818	7,896,732
Suncor Energy, Inc.	108,829	3,146,966
Teck Resources Ltd., Class B	59,609	1,844,302
Yellow Media, Inc.	25,361	872
		51,152,166
Chile — 0.1%
Enersis SA – SPADR	172,200	3,220,140
Vina Concha y Toro SA – SPADR	4,500	179,640
		3,399,780
China — 0.4%
Belle International Holdings Ltd.	2,777,000	4,757,215
China Construction Bank Corp., Class H	5,917,990	4,080,300
China Resources Enterprise Ltd.	104,231	311,471
China Shenhua Energy Co. Ltd.	737,500	2,600,849
E-House China Holdings Ltd. – ADS	445,640	2,451,020
Goodbaby International Holdings Ltd.	392,000	114,902
Mindray Medical International Ltd. – ADR	13,435	406,946
Netease, Inc. – ADR (a)	6,300	370,755
Tingyi Cayman Islands Holding Corp.	57,651	148,798

	Number of Shares	Value
Tsingtao Brewery Co. Ltd., Class H	484,000	$2,769,000
Want Want China Holdings Ltd.	215,289	266,898
Weiqiao Textile Co. Ltd.	240,863	89,554
		18,367,708
Denmark — 0.1%
Bang & Olufsen A/S, Class B (a)	9,300	99,787
Carlsberg A/S, Class B	8,941	704,527
Coloplast A/S, Class B	7,472	1,342,952
Danske Bank A/S (a)	18,694	260,464
GN Store Nord A/S (GN Great Nordic)	57,788	699,343
Novo Nordisk A/S, Class B	8,153	1,179,503
Topdanmark A/S (a)	1,198	205,256
Vestas Wind Systems A/S (a)	12,175	67,328
William Demant Holding A/S (a)	8,279	744,041
		5,303,201
Finland — 0.1%
Cargotec Oyj, B Shares	4,620	106,767
Metso Oyj	24,235	839,074
Nokia Oyj	21,630	44,559
Outokumpu Oyj (a)	66,000	64,240
Sampo Oyj, Class A	50,941	1,324,193
Tieto Oyj	11,947	191,047
Wartsila Oyj Corp.	6,152	202,229
		2,772,109
France — 1.5%
Accor SA	140,800	4,433,045
Alcatel Lucent – SPADR (a)	39,116	63,759
Alstom SA	2,552	81,060
AXA SA	34,255	458,476
BNP Paribas	15,957	616,000
Carrefour SA	413,346	7,637,759
Edenred	8,118	230,354
Eurofins Scientific	2,928	362,931
France Telecom SA	429,576	5,653,068
GDF Suez, Strip VVPR (a) (c)	9,765	12
Groupe Eurotunnel SA	50,032	406,841
Imerys SA	2,359	120,469
Lafarge SA	216,000	9,667,133
Legrand SA	28,010	952,622
Neopost SA	6,770	361,322
Pernod-Ricard SA	179,733	19,227,198
SA des Ciments Vicat	2,311	111,820
Sanofi-Aventis	76,169	5,775,975
Societe BIC SA	4,276	441,757
Societe Generale, Class A (a)	8,442	199,038
Technip SA	2,537	264,749
Thales SA	11,374	376,379
Total SA	165,024	7,447,391
Vallourec SA	64,186	2,634,375
		67,523,533
Germany — 1.1%
Adidas AG	186,251	13,358,445
Alstria Office AG – REIT	295,734	3,127,619
Axel Springer AG	3,468	149,126
BASF SE	21,235	1,475,591

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Number of Shares	Value
Bayer AG	2,831	$204,140
Bayerische Motoren Werke AG	11,512	834,135
Celesio AG	4,652	75,963
Daimler AG	140,506	6,319,105
Deutsche Bank AG	4,971	180,662
Deutsche Telekom AG	481,451	5,281,636
E.ON AG	31,104	669,994
Elster Group SE – ADR (a)	8,023	162,867
Fresenius Medical Care AG & Co.	22,236	1,573,900
GEA Group AG	6,495	172,458
Hannover Rueckversicherung AG	4,069	241,609
Hochtief AG (a)	150,000	7,264,363
Rhoen Klinikum AG	976	23,326
RWE AG	195,827	8,005,197
SAP AG	14,736	870,213
Siemens AG	3,645	306,390
		50,296,739
Gibraltar — 0.0%
Bwin.Party Digital Entertainment plc	110,945	191,468
Greece — 0.0%
Motor Oil Hellas Corinth Refineries SA (a)	36,598	251,350
OPAP SA	8,802	55,390
		306,740
Hong Kong — 1.3%
Asia Satellite Telecommunications Holdings Ltd.	47,000	121,349
Cheung Kong Holdings Ltd.	656,000	8,106,385
City Telecom HK Ltd. – ADR	5,300	52,629
Esprit Holdings Ltd.	1,606,469	2,066,676
First Pacific Co. Ltd.	2,420,400	2,521,741
Henderson Land Development Co. Ltd.	139,846	778,777
Hong Kong & Shanghai Hotels Ltd. (The)	958,185	1,275,671
Hong Kong Aircraft Engineering Co. Ltd.	52,800	697,038
Hongkong Land Holdings Ltd.	1,240,300	7,142,113
i-Cable Communications Ltd. (a)	2,031,000	97,458
Jardine Matheson Holdings Ltd.	179,000	8,716,890
Jardine Strategic Holdings Ltd.	352,500	10,786,299
Mandarin Oriental International Ltd.	277,000	357,408
Midland Holdings Ltd.	2,054,000	1,004,169
New World Development Ltd.	6,458,400	7,616,256
Next Media Ltd. (a)	1,930,000	139,994
Silver Grant International Ltd.	562,000	103,972
Sino-Forest Corp. (a) (b) (c)	177,500	—
SmarTone Telecommunications Holdings Ltd.	1,208,538	2,321,429
Television Broadcasts Ltd.	354,000	2,469,127
Texwinca Holdings Ltd.	151,087	143,580
Wharf (Holdings) Ltd. (The)	169,589	943,949
Wheelock & Co. Ltd.	554,000	2,094,246
		59,557,156
Hungary — 0.0%
OTP Bank plc	5,479	87,170
India — 0.1%
Axis Bank Ltd. – GDR	204,021	3,782,549
Infosys Ltd. – SPADR	2,448	110,307

	Number of Shares	Value
Reliance Industries Ltd. – GDR (e)	69,006	$1,828,659
		5,721,515
Indonesia — 0.2%
Ace Hardware Indonesia Tbk PT	82,000	44,431
Bank Pan Indonesia Tbk PT (a) (c)	25,240,721	2,146,329
Bank Rakyat Indonesia Persero Tbk PT	182,607	124,972
Citra Marga Nusaphala Persada Tbk PT	650,500	135,324
Gudang Garam Tbk PT	13,000	86,076
Indofood Sukses Makmur Tbk PT	2,160,000	1,118,740
Matahari Putra Prima Tbk PT (c)	6,999,400	716,895
Mayora Indah Tbk PT	21,500	58,359
Perusahaan Gas Negara (Persero) Tbk PT	8,008,700	3,025,116
Semen Gresik (Persero) Tbk PT	339,000	409,427
Sumber Alfaria Trijaya Tbk PT (a)	5,328	2,719
		7,868,388
Ireland — 0.6%
Accenture plc, Class A	371,633	22,331,427
CRH plc – LSE Shares	117,051	2,271,438
DCC plc	13,503	312,882
Experian plc	32,706	462,011
Governor & Co. of the Bank of Ireland (The) (a)	2,325,286	295,292
Independent News & Media plc (a)	98,700	25,006
Irish Bank Resolution Corp., Ltd. (a) (c)	38,180	—
Irish Continental Group plc (UNIT)	11,223	215,972
Paddy Power plc	11,055	721,837
Seagate Technology plc	5,013	123,971
		26,759,836
Israel — 0.1%
Teva Pharmaceutical Industries Ltd. – SPADR	153,700	6,061,928
Italy — 0.3%
Beni Stabili SpA – REIT	3,708,720	1,607,061
Davide Campari-Milano SpA	28,457	198,181
Eni SpA	313,834	6,697,643
Fiat Industrial SpA	67,882	668,937
Fiat SpA (a)	67,732	342,729
Finmeccanica SpA (a)	12,229	49,454
Intesa Sanpaolo SpA	67,161	96,061
Luxottica Group SpA	34,600	1,213,201
Luxottica Group SpA – SPADR	13,609	475,362
Saipem SpA	33,217	1,479,338
UniCredit SpA (a)	57,822	219,103
		13,047,070
Japan — 7.4%
Alfresa Holdings Corp.	10,700	567,136
Astellas Pharma, Inc.	109,500	4,782,953
Azbil Corp.	9,100	186,057
Bank of Yokohama Ltd. (The)	38,000	179,480
BML, Inc.	534,800	13,334,836
Calbee, Inc.	212,900	13,341,802
Canon, Inc.	85,300	3,415,648
Chiba Bank Ltd. (The)	40,000	240,240
Dai-ichi Life Insurance Co. Ltd. (The)	450	521,279
Daiichikosho Co. Ltd.	1,491,000	30,028,252

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Number of Shares	Value
Dentsu, Inc.	15,600	$461,488
Duskin Co. Ltd.	917,800	17,485,098
DyDo DRINCO, Inc.	283,300	12,337,816
East Japan Railway Co.	16,100	1,010,824
FP Corp.	260,000	16,120,999
Fujitsu Frontech Ltd.	7,100	43,503
Fujitsu Ltd.	58,000	277,919
Fukuoka Financial Group, Inc.	94,000	367,309
Hitachi Chemical Co. Ltd.	11,300	177,081
Hitachi Ltd.	173,000	1,063,971
Hitachi Metals Ltd.	18,000	214,449
Hoshizaki Electric Co. Ltd.	568,100	14,360,486
Hulic Co. Ltd. (b)	967,800	15,967,939
Information Development Co.	8,700	57,023
Isetan Mitsukoshi Holdings Ltd.	45,200	479,463
ITOCHU Corp.	47,200	495,301
JS Group Corp.	35,000	740,441
JX Holdings, Inc.	58,300	299,487
Kao Corp.	576,100	15,888,827
Kinden Corp.	35,000	229,790
Kirin Holdings Co. Ltd.	39,000	459,644
Kyowa Hakko Kirin Co. Ltd.	19,000	195,211
Marui Group Co. Ltd.	39,800	303,753
Meiko Network Japan Co. Ltd.	679,100	6,388,048
Miraca Holdings, Inc.	424,800	17,663,355
Mitsubishi Corp.	9,500	191,839
Mitsubishi Estate Co. Ltd.	342,397	6,142,302
Mitsubishi UFJ Financial Group, Inc.	148,900	712,604
MOSHI MOSHI HOTLINE, Inc.	1,826,700	18,801,899
MS&AD Insurance Group Holdings	26,400	462,090
Nakanishi, Inc.	53,900	5,477,573
Namco Bandai Holdings, Inc.	24,950	342,946
Nintendo Co. Ltd.	62,600	7,304,426
Nippon Meat Packers, Inc.	30,000	397,290
Nippon Suisan Kaisha Ltd.	50,600	137,134
Nippon Telegraph & Telephone Corp.	26,500	1,231,247
NKSJ Holdings, Inc.	15,000	319,703
NSK Ltd.	36,000	232,412
NTT Data Corp.	207	635,613
NTT DoCoMo, Inc.	27	44,933
Obayashi Corp.	96,000	420,656
OLYMPUS Corp. (a)	216,800	3,516,224
OMRON Corp.	8,000	168,915
Onward Holdings Co. Ltd.	34,000	258,026
Otsuka Holdings Co. Ltd.	16,900	517,822
Ryosan Co. Ltd.	4,600	90,115
Sansei Yusoki Co. Ltd.	508,200	2,441,829
Secom Co. Ltd.	511,600	23,483,982
Sega Sammy Holdings, Inc.	9,700	197,286
Sekisui House Ltd.	44,000	415,272
Seven & I Holdings Co. Ltd.	199,880	6,022,646
Seven Bank Ltd.	11,707,000	30,041,091
Shimizu Corp.	68,000	236,021
Shiseido Co. Ltd.	15,200	239,635
Sumitomo Electric Industries Ltd.	73,600	915,061
Sumitomo Forestry Co. Ltd.	34,800	311,047

	Number of Shares	Value
Sumitomo Mitsui Financial Group, Inc.	33,900	$1,118,323
Taiyo Nippon Sanso Corp.	25,000	146,059
TOKAI Corp. – Gifu	218,900	5,038,916
Tokio Marine Holdings, Inc.	150,900	3,794,211
Tokyo Electron Ltd.	10,800	505,078
Tokyo Gas Co. Ltd.	177,000	903,950
Tokyo Ohka Kogyo Co. Ltd.	3,300	73,374
Toppan Forms Co. Ltd.	3,100	26,466
Toyo Seikan Kaisha Ltd.	28,700	347,732
Toyo Suisan Kaisha Ltd.	438,000	11,692,253
Toyota Motor Corp.	37,500	1,511,459
Trend Micro, Inc.	88,300	2,606,965
West Japan Railway Co.	11,200	461,311
Yamada Denki Co. Ltd.	5,870	299,606
Yamato Holdings Co. Ltd.	36,000	579,622
ZOJIRUSHI Corp.	1,076,000	3,826,447
		334,328,319
Luxembourg — 0.1%
APERAM	222	2,928
ArcelorMittal	31,378	484,730
ArcelorMittal – NYSE Shares	125,900	1,922,493
Millicom International Cellular SA	1,703	160,674
Oriflame Cosmetics SA – SDR	9,999	334,619
		2,905,444
Malaysia — 0.3%
AMMB Holdings Berhad	1,306,375	2,594,647
British American Tobacco Malaysia Berhad	53,100	940,006
Carlsberg Brewery Malaysia Berhad	124,500	473,258
CIMB Group Holdings Berhad	2,047,038	4,898,819
Genting Berhad	42,100	127,023
Genting Malaysia Berhad	3,263,600	3,718,139
Malaysian Airline System Berhad (a)	1,016,700	350,785
Multi-Purpose Holdings Berhad	540,150	564,693
Sime Darby Berhad	559,006	1,744,742
UEM Land Holdings Berhad (a)	98,000	64,616
		15,476,728
Mexico — 0.3%
America Movil SA de CV, Series L – ADR	50,597	1,318,558
Bolsa Mexicana de Valores SAB de CV	116,000	228,527
Cemex SAB de CV – SPADR (a)	852,477	5,737,170
Fibra Uno Administracion SA de CV – REIT	1,760,691	3,616,493
Fomento Economico Mexicano SAB de CV – SPADR	3,200	285,600
Genomma Lab Internacional SAB de CV (a)	111,715	220,672
Grupo Carso SAB de CV, Series A	61,300	199,528
Grupo Financiero Banorte SAB de CV	28,300	146,255
		11,752,803
Mongolia — 0.0%
Mongolian Mining Corp. (a)	2,742,500	1,556,849
Netherlands — 0.7%
Akzo Nobel NV	4,758	223,816
ASML Holding NV	5,114	260,596

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Number of Shares	Value
CNH Global NV (a)	9,065	$352,266
Heineken NV	20,126	1,051,277
ING Groep NV – CVA (a)	524,191	3,536,626
Koninklijke (Royal) KPN NV	79,119	757,597
Koninklijke (Royal) Philips Electronics NV	390,596	7,723,486
Koninklijke Ahold NV	355,859	4,409,587
Koninklijke Boskalis Westminster NV – CVA	20,354	671,702
LyondellBasell Industries NV, Class A	71,600	2,883,332
Randstad Holding NV	4,222	124,684
Reed Elsevier NV	193,498	2,213,484
Royal Dutch Shell plc, Class A – BATS Europe Shares	224	7,546
Royal Dutch Shell plc, Class A – Quote MTF Shares	101,761	3,438,711
Royal Dutch Shell plc, Class B	44,724	1,560,877
TNT Express NV	3,928	45,949
TNT NV	4,361	18,056
Wolters Kluwer NV	7,288	116,022
		29,395,614
New Zealand — 0.0%
Chorus Ltd. (a)	17,524	44,318
Telecom Corp. of New Zealand Ltd.	87,620	168,259
		212,577
Norway — 0.1%
DNB ASA	49,714	494,567
Norwegian Property ASA	1,241,400	1,705,295
Statoil ASA – SPADR	123,200	2,939,552
StatoilHydro ASA	18,591	444,549
Storebrand ASA (a)	19,430	76,451
		5,660,414
Papua New Guinea — 0.1%
Oil Search Ltd.	356,955	2,435,580
Peru — 0.1%
Cia de Minas Buenaventura SA – ADR	51,400	1,952,172
Philippines (The) — 0.5%
ABS-CBN Holdings Corp. – PDR (c)	4,082,800	3,585,228
Ayala Corp.	772,719	8,658,772
Bank of the Philippine Islands	83,210	147,827
BDO Unibank, Inc.	440,894	666,714
DMCI Holdings, Inc.	1,664,310	2,253,336
Globe Telecom, Inc.	114,030	3,023,857
Jollibee Foods Corp.	865,480	2,148,064
Lopez Holding Corp. (c)	10,425,974	1,474,917
SM Investments Corp.	32,850	570,994
Universal Robina Corp.	86,700	130,467
		22,660,176
Poland — 0.0%
Bank Pekao SA	4,930	224,831
Russia — 0.1%
CTC Media, Inc.	10,330	83,260
Eurasia Drilling Co. Ltd. – GDR	4,111	104,830
Gazprom OAO – SPADR (a)	8,800	83,600
Globaltrans Investment plc – GDR	16,513	297,234

	Number of Shares	Value
LSR Group – GDR	17,957	$77,018
Lukoil OAO – SPADR (a)	63,100	3,538,648
Sberbank of Russia – SPADR	33,188	359,094
Sistema JSFC – GDR	9,435	176,057
		4,719,741
Singapore — 0.3%
Genting Singapore plc	333,516	374,287
Global Yellow Pages Singapore Ltd.	511,000	49,196
Great Eastern Holdings Ltd. (c)	220,000	2,216,248
GuocoLeisure Ltd. (c)	2,053,000	971,551
Singapore Telecommunications Ltd.	1,481,000	3,872,574
STATS ChipPAC Ltd. (a) (c)	2,554,000	823,415
United Industrial Corp. Ltd.	113,000	229,294
United Overseas Bank Ltd.	357,347	5,310,377
Yoma Strategic Holdings Ltd. (c)	118,000	35,863
		13,882,805
South Africa — 0.5%
Anglo Platinum Ltd.	33,025	1,966,776
AngloGold Ashanti Ltd.	6,085	208,567
AngloGold Ashanti Ltd. – SPADR	39,758	1,365,290
City Lodge Hotels Ltd.	17,434	181,177
Clicks Group Ltd.	116,845	770,125
Discovery Holdings Ltd.	16,648	106,149
FirstRand Ltd.	420,458	1,362,519
Foschini Group Ltd. (The)	14,263	223,766
Gold Fields Ltd.	20,698	264,322
Hosken Consolidated Investments Ltd. (c)	446,810	4,808,153
Impala Platinum Holdings Ltd.	1,547	25,727
JD Group Ltd.	91,762	484,206
JSE Ltd.	15,918	146,060
MMI Holdings Ltd.	69,817	153,960
Mondi Ltd.	3,218	27,494
Mpact Ltd.	3,909	8,284
Murray & Roberts Holdings Ltd. (a)	56,512	170,849
Nedbank Group Ltd.	79,466	1,694,193
Remgro Ltd.	29,941	483,105
RMB Holdings Ltd.	459,355	1,969,081
RMI Holdings	499,183	1,062,230
Sasol Ltd. – SPADR	46,500	1,973,925
Steinhoff International Holdings Ltd. (a)	51,222	154,978
Sun International Ltd.	113,852	1,245,144
		20,856,080
South Korea — 0.3%
Hana Financial Group, Inc.	6,587	210,267
Hankook Tire Co. Ltd.	11,052	439,205
Hyundai Mobis	17,020	4,120,121
Hyundai Motor Co.	1,845	378,497
KB Financial Group, Inc.	36,285	1,181,862
Nexen Tire Corp.	5,830	103,540
Samsung Electronics Co. Ltd.	7,175	7,607,099
		14,040,591
Spain — 0.7%
Acciona SA	5,695	340,071
Acerinox SA	34,699	389,817

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Number of Shares	Value
ACS, Actividades de Construccion y Servicios SA	393,000	$8,424,957
Banco Bilbao Vizcaya Argentaria SA	9,862	71,079
Banco Santander SA	110,513	738,093
Banco Santander SA – SPADR	5,980	39,229
Distribuidora Internacional de Alimentacion SA (a)	17,218	80,924
Ferrovial SA	730,000	8,230,833
Iberdrola SA	890,911	4,218,368
Inditex SA	9,781	1,011,645
Inmobiliaria Colonial SA (a)	671,394	725,492
Mediaset Espana Comunicacion SA	46,556	226,733
Repsol SA	159,510	2,564,632
Telefonica SA	284,164	3,748,984
Viscofan SA	10,619	457,267
		31,268,124
Sweden — 0.1%
Assa Abloy AB, Class B	44,955	1,257,075
CDON Group AB (a)	4,879	29,036
Hoganas AB, Class B	8,185	260,262
Investor AB, Class B	21,712	415,391
Modern Times Group AB, Class B	3,821	177,329
Nordea Bank AB	35,686	308,951
Svenska Handelsbanken AB, Class A	40,835	1,346,095
Swedish Match AB	17,363	700,733
Telefonaktiebolaget LM Ericsson, Class B	84,997	775,591
		5,270,463
Switzerland — 0.7%
ABB Ltd. (a)	245,124	4,000,478
ACE Ltd.	13,100	971,103
Adecco SA (a)	14,469	643,895
Clariant AG (a)	35,784	353,308
Compagnie Financiere Richemont SA	17,104	938,677
Geberit AG (a)	4,232	834,777
Glencore International plc	574,311	2,668,103
Helvetia Holding AG	459	138,723
Logitech International SA (a)	15,446	166,674
Nestle SA	9,654	575,875
Noble Corp. (a)	60,600	1,971,318
Novartis AG	126,372	7,049,023
Roche Holding AG	9,066	1,565,040
SGS SA	1,438	2,694,512
Sonova Holding AG (a)	2,970	286,593
Tyco International Ltd.	8,100	428,085
UBS AG (a)	127,718	1,493,585
Zurich Insurance Group AG (a)	17,385	3,922,398
		30,702,167
Taiwan — 0.2%
Chunghwa Telecom Co. Ltd.	109,000	343,262
Giant Manufacturing Co. Ltd.	25,000	116,363
Hon Hai Precision Industry Co. Ltd.	154,000	464,364
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	2,766,243	7,571,579
Taiwan Semiconductor Manufacturing Co. Ltd. – SPADR (a)	36,889	514,971

	Number of Shares	Value
Uni-President Enterprises Corp.	438,756	$704,868
		9,715,407
Thailand — 0.3%
Advanced Info Service PCL	349,200	2,028,571
Bangkok Bank PCL	451,700	2,954,913
BEC World PCL	114,080	77,227
Big C Supercenter PCL	75,300	505,003
GMM Grammy PCL	1,441,100	1,134,367
Kasikornbank PCL	598,800	3,127,926
Land and Houses PCL	2,912,900	704,301
Major Cineplex Group PCL (c)	165,700	90,780
Matichon PCL (c)	245,600	52,584
MBK PCL (c)	463,000	1,399,496
Siam Cement PCL	175,700	2,010,124
Siam Commercial Bank PCL (c)	100,700	443,892
Thanachart Capital PCL	1,436,900	859,607
		15,388,791
Turkey — 0.1%
BIM Birlesik Magazalar AS	4,432	182,954
Haci Omer Sabanci Holding AS	46,307	195,333
KOC Holding AS	158,965	607,370
Tupras Turkiye Petrol Rafinerileri AS	10,062	215,675
Turkiye Garanti Bankasi AS	928,409	3,660,292
Turkiye Garanti Bankasi AS – ADR	153,400	618,202
Turkiye Halk Bankasi AS	37,836	297,115
		5,776,941
United Kingdom — 4.5%
Admiral Group plc	24,341	455,272
Aggreko plc	3,681	119,740
AMEC plc	14,166	223,584
Anglo American plc	37,787	1,262,120
Anglo American plc – JSE Shares	3,089	101,350
APR Energy plc	66,019	703,421
Aviva plc	34,210	146,435
BAE Systems plc	136,105	615,927
Barclays plc	186,828	478,241
Barratt Developments plc (a)	52,977	116,257
Berkeley Group Holdings plc (UNIT) (a)	13,324	295,226
BG Group plc	317,552	6,499,601
BHP Billiton plc	794,597	22,690,867
BP plc	1,235,612	8,278,802
BP plc – SPADR	78,700	3,190,498
British American Tobacco plc	3,090	157,276
British Sky Broadcasting Group plc	15,460	168,731
Bunzl plc	38,883	636,974
Cable & Wireless Communications plc	431,826	200,948
Cable & Wireless Worldwide plc	297,988	176,901
Capita plc	95,414	981,114
Carnival plc	23,073	789,564
Carphone Warehouse Group plc	31,654	71,475
Centrica plc	35,432	176,635
Close Brothers Group plc	10,660	124,830
Compass Group plc	117,824	1,235,883
Daily Mail & General Trust NV, Class A	13,359	88,596
Derwent London plc – REIT	123,800	3,596,987

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Number of Shares	Value
Devro plc	49,335	$234,469
Diageo plc	906,000	23,307,102
Eurocastle Investment Ltd. (a)	83,992	7,506
G4S plc	117,783	515,094
GlaxoSmithKline plc	269,314	6,106,923
Great Portland Estates plc – REIT	288,700	1,786,937
Hays plc	104,502	120,778
Homeserve plc	94,959	232,279
Howden Joinery Group plc	527,329	1,054,759
HSBC Holdings plc	484,800	4,274,698
ICAP plc	90,548	479,385
IG Group Holdings plc	32,585	245,334
IMI plc	4,845	63,235
Informa plc	123,747	739,945
International Personal Finance plc	103,453	390,031
Intertek Group plc	47,062	1,977,900
Invensys plc	361,401	1,261,516
ITV plc	382,930	462,245
Jupiter Fund Management plc	43,653	147,411
Ladbrokes plc	60,018	147,982
Lloyds Banking Group plc (a)	54,271,321	26,694,441
Marshalls plc	47,544	66,706
Michael Page International plc	188,882	1,113,162
Millennium & Copthorne Hotels plc	26,536	199,313
Mondi plc	9,932	85,468
N Brown Group plc	23,329	89,525
National Express Group plc	44,965	151,437
Next plc	7,608	381,493
Northgate plc (a)	12,754	41,543
Old Mutual plc	177,721	425,265
Paragon Group of Cos. plc	143,082	375,643
Persimmon plc	60,651	580,372
Petrofac Ltd.	8,819	192,797
Provident Financial plc	34,212	652,043

	Number of Shares	Value
Reckitt Benckiser Group plc	24,114	$1,271,814
Reed Elsevier plc	57,550	461,694
Rexam plc	76,774	507,897
Rightmove plc	36,236	904,637
Rio Tinto plc	412,730	19,711,704
Rolls-Royce Holdings plc (a)	260,457	3,513,802
Royal Bank of Scotland Group plc (a)	965,898	3,274,429
SABMiller plc	298,252	11,979,989
Sage Group plc	180,974	786,352
Smith & Nephew plc	17,982	180,006
Smiths Group plc	27,695	440,820
Songbird Estates plc (a)	2,135,816	3,684,981
Spectris plc	18,345	441,218
Sportingbet plc	280,772	134,739
Stagecoach Group plc	120,558	503,617
Standard Chartered plc	6,823	148,747
Sthree plc	44,142	184,545
TalkTalk Telecom Group plc	95,884	286,225
Tesco plc	1,425,791	6,930,566
Thomas Cook Group plc	440,832	103,690
Tui Travel plc	141,577	377,799
Unilever plc	149,732	5,032,368
Vedanta Resources plc	117,105	1,686,965
Vodafone Group plc	1,434,164	4,029,479
Vodafone Group plc – SPADR	121,000	3,409,780
WH Smith plc	5,199	44,383
Willis Group Holdings plc	156,000	5,692,440
Wolseley plc	13,905	519,524
WPP plc	51,374	624,416
		205,056,618
Total Foreign Common Stocks (Cost $1,097,705,804)		1,135,778,504
Total Common Stocks (Cost $1,971,196,000)		2,087,075,055

	Interest Rate	Maturity Date	Principal Amount	Value
Convertible Bonds — 0.1%
Communications — 0.0%
Leap Wireless International, Inc.	4.500%	07/15/14	$500,000	$474,375
Consumer, Cyclical — 0.1%
AMR Corp. (f)	6.250%	10/15/14	506,000	308,660
Chesapeake Energy Corp.	2.500%	05/15/37	865,000	717,950
				1,026,610
Consumer, Non-cyclical — 0.0%
Savient Pharmaceuticals, Inc.	4.750%	02/01/18	580,000	188,500
Diversified — 0.0%
Level 3 Communications, Inc.	6.500%	10/01/16	338,000	471,932
Sotheby's	3.125%	06/15/13	107	124
US Airways Group, Inc.	7.250%	05/15/14	56,000	167,650
				639,706
Financial — 0.0%
SL Green Realty Corp. – REIT (e)	3.000%	03/30/27	318,000	317,603
Total Convertible Bonds (Cost $2,340,258)				2,646,794
Subordinated Convertible Notes — 0.0%
Financial — 0.0%
Eurocastle Investment Ltd. (b) (c) (d)	20.000%	09/30/19	168,000	49,608
Total Subordinated Convertible Notes (Cost $234,881)				49,608
Corporate Bonds — 2.5%
Basic Materials — 0.1%
Cascades, Inc.	7.875%	01/15/20	435,000	435,000
CF Industries, Inc.	6.875%	05/01/18	105,000	124,556
CF Industries, Inc.	7.125%	05/01/20	570,000	693,975
Clearwater Paper Corp.	7.125%	11/01/18	115,000	121,325
Ferro Corp.	7.875%	08/15/18	205,000	199,875
FMG Resources August 2006 Pty Ltd. (e)	7.000%	11/01/15	1,740,000	1,774,800
Hexion US Finance Corp.	6.625%	04/15/20	210,000	215,250

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC	8.875%	02/01/18	$420,000	$428,400
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC	9.000%	11/15/20	255,000	219,938
Ineos Finance plc (e)	7.500%	05/01/20	200,000	201,500
INEOS Group Holdings SA (e)	8.500%	02/15/16	1,061,000	973,467
LyondellBasell Industries NV (e)	6.000%	11/15/21	220,000	241,450
Momentive Performance Materials, Inc.	9.000%	01/15/21	341,000	258,308
Neenah Paper, Inc.	7.375%	11/15/14	365,000	370,475
				6,258,319
Communications — 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp.	7.250%	10/30/17	945,000	1,030,050
CCO Holdings LLC / CCO Holdings Capital Corp.	7.875%	04/30/18	1,315,000	1,430,062
CCO Holdings LLC / CCO Holdings Capital Corp.	8.125%	04/30/20	110,000	122,650
CCO Holdings LLC / CCO Holdings Capital Corp.	6.625%	01/31/22	250,000	267,500
Cricket Communications, Inc.	10.000%	07/15/15	535,000	551,050
Cricket Communications, Inc.	7.750%	05/15/16	210,000	222,863
Cricket Communications, Inc.	7.750%	10/15/20	300,000	286,500
CSC Holdings, Inc.	7.875%	02/15/18	545,000	611,763
DISH DBS Corp.	7.875%	09/01/19	535,000	616,587
DISH DBS Corp.	6.750%	06/01/21	1,125,000	1,215,000
eAccess Ltd. (e)	8.250%	04/01/18	220,000	200,200
Equinix, Inc.	7.000%	07/15/21	225,000	247,500
Frontier Communications Corp.	7.875%	04/15/15	369,000	405,900
GCI, Inc.	6.750%	06/01/21	180,000	174,150
Gray Television, Inc.	10.500%	06/29/15	565,000	587,600
Harron Communications LP/Harron Finance Corp. (e)	9.125%	04/01/20	315,000	326,025
Hughes Satellite Systems Corp.	6.500%	06/15/19	485,000	515,313
Intelsat Jackson Holdings SA	7.250%	04/01/19	270,000	283,500
Intelsat Jackson Holdings SA	8.500%	11/01/19	290,000	321,175
Intelsat Jackson Holdings SA	7.500%	04/01/21	535,000	565,763
Intelsat Luxembourg SA (e)	11.500%	02/04/17	250,000	258,125
Intelsat Luxembourg SA	11.500%	02/04/17	930,839	961,091
Lamar Media Corp. (e)	5.875%	02/01/22	205,000	210,125
Level 3 Financing, Inc.	8.625%	07/15/20	1,125,000	1,181,250
Mediacom Broadband LLC / Mediacom Broadband Corp.	8.500%	10/15/15	855,000	878,512
MetroPCS Wireless, Inc.	7.875%	09/01/18	575,000	596,563
MetroPCS Wireless, Inc.	6.625%	11/15/20	490,000	482,650
Quebecor Media, Inc.	7.750%	03/15/16	965,000	991,537
SBA Telecommunications, Inc.	8.000%	08/15/16	107,000	113,955
Sinclair Television Group, Inc. (e)	9.250%	11/01/17	305,000	337,025
Sorenson Communications, Inc. (e)	10.500%	02/01/15	600,000	465,000
Sprint Nextel Corp. (e)	9.000%	11/15/18	825,000	921,937
Sprint Nextel Corp. (e)	7.000%	03/01/20	335,000	348,400
Syniverse Holdings, Inc.	9.125%	01/15/19	650,000	705,250
UPCB Finance V Ltd. (e)	7.250%	11/15/21	230,000	240,350
UPCB Finance VI Ltd. (e)	6.875%	01/15/22	480,000	489,600
Virgin Media Finance plc	9.500%	08/15/16	470,000	524,050
Wind Acquisition Finance SA (e)	11.750%	07/15/17	320,000	258,400
Windstream Corp.	8.125%	09/01/18	400,000	430,000
Windstream Corp.	7.750%	10/15/20	355,000	376,300
Windstream Corp.	7.500%	06/01/22	285,000	293,550
Zayo Escrow LLC / Zayo Capital Inc. (e)	8.125%	01/01/20	125,000	130,625
Zayo Escrow LLC / Zayo Capital Inc. (e)	10.125%	07/01/20	90,000	95,625
				21,271,071
Consumer, Cyclical — 0.3%
99 Cents Only Stores (e)	11.000%	12/15/19	680,000	734,400
Affinia Group, Inc. (e)	10.750%	08/15/16	296,000	320,790
AMC Entertainment, Inc.	8.750%	06/01/19	545,000	584,512
AMC Entertainment, Inc.	9.750%	12/01/20	185,000	199,800
AmeriGas Finance LLC / AmeriGas Finance Corp.	6.750%	05/20/20	125,000	127,500
AmeriGas Finance LLC / AmeriGas Finance Corp.	7.000%	05/20/22	215,000	221,450
ArvinMeritor, Inc.	8.125%	09/15/15	475,000	500,531
ArvinMeritor, Inc.	10.625%	03/15/18	415,000	440,938
BB Liquidating, Inc. (b) (c) (f)	9.000%	09/01/12	344,000	—
Caesars Entertainment Operating Co., Inc.	11.250%	06/01/17	850,000	927,562

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Caesars Entertainment Operating Co., Inc. (e)	8.500%	02/15/20	$435,000	$438,263
Carlson Wagonlit BV (e)	6.875%	06/15/19	225,000	230,625
Choice Hotels International, Inc.	5.750%	07/01/22	265,000	277,079
CityCenter Holdings LLC / CityCenter Finance Corp.	7.625%	01/15/16	110,000	116,050
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	05/01/21	356,000	324,850
Ford Motor Co.	7.450%	07/16/31	475,000	594,937
GRD Holdings III Corp. (e)	10.750%	06/01/19	490,000	485,100
Greektown Superholdings, Inc.	13.000%	07/01/15	540,000	589,950
Hanesbrands, Inc.	6.375%	12/15/20	350,000	368,375
HD Supply, Inc. (e)	8.125%	04/15/19	365,000	394,200
KB Home	8.000%	03/15/20	601,000	613,020
Libbey Glass, Inc. (e)	6.875%	05/15/20	110,000	113,025
MGM Resorts International	11.125%	11/15/17	175,000	196,438
MGM Resorts International	9.000%	03/15/20	265,000	294,150
Michaels Stores, Inc.	7.750%	11/01/18	825,000	870,375
NAI Entertainment Holdings LLC (e)	8.250%	12/15/17	101,000	111,605
Regal Cinemas Corp.	8.625%	07/15/19	350,000	385,875
Regal Entertainment Group	9.125%	08/15/18	185,000	203,500
Rite Aid Corp.	9.750%	06/12/16	205,000	226,013
Sally Holdings LLC / Sally Capital, Inc.	6.875%	11/15/19	210,000	228,375
Sally Holdings LLC / Sally Capital, Inc.	5.750%	06/01/22	245,000	256,331
Starwood Hotels & Resorts Worldwide, Inc.	7.150%	12/01/19	185,000	217,999
Tenneco, Inc.	7.750%	08/15/18	100,000	108,500
TRW Automotive, Inc. (e)	7.250%	03/15/17	1,305,000	1,490,962
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.750%	08/15/20	790,000	874,925
				14,068,005
Consumer, Non-cyclical — 0.3%
Alere, Inc.	9.000%	05/15/16	845,000	859,788
American Renal Holdings	8.375%	05/15/18	535,000	565,763
American Rock Salt Co. LLC (e)	8.250%	05/01/18	130,000	112,450
ARAMARK Corp.	8.500%	02/01/15	520,000	532,355
ARAMARK Holdings Corp. (e)	8.625%	05/01/16	245,000	250,821
Ashtead Capital, Inc. (e)	6.500%	07/15/22	75,000	75,000
Biomet, Inc.	10.000%	10/15/17	95,000	101,472
BioScrip, Inc.	10.250%	10/01/15	345,000	374,325
Ceridian Corp. (e)	8.875%	07/15/19	190,000	196,175
CHS / Community Health Systems, Inc.	8.875%	07/15/15	248,000	254,510
Constellation Brands, Inc.	7.250%	09/01/16	785,000	889,012
Fresenius Medical Care US Finance II, Inc. (e)	5.625%	07/31/19	175,000	182,438
Fresenius Medical Care US Finance II, Inc. (e)	5.875%	01/31/22	145,000	150,981
Fresenius Medical Care US Finance, Inc. (e)	6.500%	09/15/18	90,000	97,875
HCA, Inc.	6.375%	01/15/15	960,000	1,020,000
HCA, Inc.	6.500%	02/15/20	1,795,000	1,945,331
Health Management Associates, Inc. (e)	7.375%	01/15/20	191,000	203,176
Healthsouth Corp.	7.250%	10/01/18	860,000	915,900
Iron Mountain, Inc.	7.750%	10/01/19	535,000	577,800
National Money Mart Co.	10.375%	12/15/16	180,000	198,450
Radiation Therapy Services, Inc. (e)	8.875%	01/15/17	325,000	312,000
Radiation Therapy Services, Inc.(e)	9.875%	04/15/17	656,000	513,320
Reynolds Group Escrow (e)	7.750%	10/15/16	240,000	252,600
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg (e)	7.875%	08/15/19	160,000	173,200
Service Corp. International	6.750%	04/01/16	550,000	599,500
Service Corp. International	7.625%	10/01/18	231,000	262,185
Service Corp. International	7.000%	05/15/19	440,000	473,000
STHI Holding Corp. (e)	8.000%	03/15/18	80,000	84,600
Tenet Healthcare Corp.	10.000%	05/01/18	1,225,000	1,402,625
UR Financing Escrow Corp. (e)	5.750%	07/15/18	85,000	88,400
UR Financing Escrow Corp. (e)	7.375%	05/15/20	275,000	287,375
UR Financing Escrow Corp. (e)	7.625%	04/15/22	190,000	199,025
Valeant Pharmaceuticals International (e)	6.750%	08/15/21	810,000	793,800
				14,945,252
Energy — 0.3%
Alpha Natural Resources, Inc.	6.000%	06/01/19	145,000	123,613
Alpha Natural Resources, Inc.	6.250%	06/01/21	96,000	81,120
Antero Resources Finance Corp.	9.375%	12/01/17	455,000	502,775
Antero Resources Finance Corp.	7.250%	08/01/19	330,000	341,550
Arch Coal, Inc.	7.250%	10/01/20	160,000	135,200
Basic Energy Services, Inc.	7.125%	04/15/16	450,000	444,375
Chesapeake Energy Corp.	6.625%	08/15/20	165,000	163,350

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Chesapeake Energy Corp.	6.875%	11/15/20	$370,000	$364,450
Continental Resources, Inc. (e)	5.000%	09/15/22	285,000	289,275
El Paso Corp.	7.000%	06/15/17	1,200,000	1,361,227
El Paso Corp.	6.500%	09/15/20	405,000	443,688
El Paso Corp.	7.750%	01/15/32	90,000	101,192
Endeavour International Corp. (e)	12.000%	03/01/18	490,000	509,600
Energy Transfer Equity LP	7.500%	10/15/20	770,000	845,075
Everest Acquisition LLC (e)	6.875%	05/01/19	45,000	47,025
Everest Acquisition LLC (e)	9.375%	05/01/20	907,000	939,879
Harvest Operations Corp. (e)	6.875%	10/01/17	765,000	812,812
Kinder Morgan Finance Co. LLC (e)	6.000%	01/15/18	211,000	219,440
Lone Pine Resources Canada Ltd. (e)	10.375%	02/15/17	411,000	387,367
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	6.250%	06/15/22	341,000	351,230
Newfield Exploration Co.	6.625%	04/15/16	795,000	814,875
Newfield Exploration Co.	7.125%	05/15/18	95,000	100,581
Newfield Exploration Co.	5.750%	01/30/22	285,000	297,825
NGPL PipeCo LLC (e)	7.119%	12/15/17	330,000	330,000
Peabody Energy Corp.	7.375%	11/01/16	995,000	1,094,500
Peabody Energy Corp. (e)	6.000%	11/15/18	235,000	233,825
Peabody Energy Corp.	6.500%	09/15/20	285,000	288,563
Pioneer Natural Resources Co.	6.650%	03/15/17	480,000	557,505
Pioneer Natural Resources Co.	6.875%	05/01/18	775,000	912,047
Plains Exploration & Production Co.	6.625%	05/01/21	70,000	70,700
Plains Exploration & Production Co.	6.750%	02/01/22	198,000	201,960
Range Resources Corp.	6.750%	08/01/20	290,000	314,650
Range Resources Corp.	5.750%	06/01/21	800,000	836,000
Rosetta Resources, Inc.	9.500%	04/15/18	305,000	332,450
				14,849,724
Financial — 0.5%
Air Lease Corp. (e)	5.625%	04/01/17	446,000	439,310
Ally Financial, Inc.	7.500%	09/15/20	1,390,000	1,562,012
CIT Group, Inc. (e)	7.000%	05/02/16	194,000	194,485
CIT Group, Inc. (e)	7.000%	05/02/17	678,371	679,642
CIT Group, Inc.	5.000%	05/15/17	355,000	365,650
CIT Group, Inc.	5.250%	03/15/18	1,090,000	1,125,425
CIT Group, Inc. (e)	6.625%	04/01/18	232,000	249,980
CIT Group, Inc.	5.375%	05/15/20	575,000	586,500
Community Choice Financial, Inc. (e)	10.750%	05/01/19	465,000	460,350
Credit Acceptance Corp.	9.125%	02/01/17	660,000	716,100
Dolphin Subsidiary II, Inc. (e)	7.250%	10/15/21	290,000	321,900
Entertainment Properties Trust – REIT	7.750%	07/15/20	500,000	549,745
Fibria Overseas Finance Ltd. (e)	7.500%	05/04/20	493,000	510,255
Ford Motor Credit Co. LLC	8.000%	12/15/16	745,000	881,153
Ford Motor Credit Co. LLC	8.125%	01/15/20	245,000	299,247
Hartford Financial Services Group, Inc. (VRN)	8.125%	06/15/68	725,000	759,438
Host Hotels & Resorts, Inc. - REIT	6.000%	11/01/20	850,000	922,250
International Lease Finance Corp.	5.650%	06/01/14	875,000	896,875
International Lease Finance Corp.	8.625%	09/15/15	610,000	674,050
International Lease Finance Corp.	5.750%	05/15/16	216,000	219,150
International Lease Finance Corp.	5.875%	04/01/19	405,000	405,392
International Lease Finance Corp.	6.250%	05/15/19	900,000	916,875
LBG Capital NO. 1 plc (e)	7.875%	11/01/20	945,000	855,225
MBNA Capital A	8.278%	12/01/26	355,000	363,698
NB Capital Trust IV	8.250%	04/15/27	600,000	613,440
Offshore Group Investments Ltd. – Global	11.500%	08/01/15	450,000	488,250
Offshore Group Investments Ltd. (e)	11.500%	08/01/15	175,000	189,875
Provident Funding Associates (e)	10.250%	04/15/17	1,355,000	1,412,587
Realogy Corp. (e)	7.625%	01/15/20	365,000	376,863
SLM Corp.	6.250%	01/25/16	230,000	241,500
SLM Corp.	8.450%	06/15/18	769,000	861,280
SLM Corp.	8.000%	03/25/20	156,000	170,820
TMX Finance LLC / TitleMax Finance Corp. (Issued 05/20/11)	13.250%	07/15/15	600,000	663,000
TMX Finance LLC / TitleMax Finance Corp. (Issued 10/31/11)	13.250%	07/15/15	170,000	187,850
				20,160,172
Industrial — 0.2%
ACL I Corp.	10.625%	02/15/16	624,133	624,133
Anixter, Inc.	5.625%	05/01/19	175,000	180,687
Ball Corp.	7.125%	09/01/16	50,000	54,438
Ball Corp.	7.375%	09/01/19	70,000	77,350
Ball Corp.	5.750%	05/15/21	421,000	452,575
BE Aerospace, Inc.	6.875%	10/01/20	770,000	850,850

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Case New Holland, Inc.	7.875%	12/01/17	$1,265,000	$1,461,075
CPM Holdings, Inc.	10.625%	09/01/14	380,000	402,800
Crown Americas LLC / Crown Americas Capital Corp. II	7.625%	05/15/17	510,000	550,800
Crown Americas LLC / Crown Americas Capital Corp. III	6.250%	02/01/21	160,000	174,800
Darling International, Inc.	8.500%	12/15/18	155,000	173,987
Esterline Technologies Corp.	7.000%	08/01/20	570,000	627,000
Huntington Ingalls Industries, Inc.	6.875%	03/15/18	596,000	621,330
Huntington Ingalls Industries, Inc.	7.125%	03/15/21	225,000	235,125
JM Huber Corp. (e)	9.875%	11/01/19	590,000	634,250
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	01/15/17	385,000	405,212
Masco Corp.	6.125%	10/03/16	140,000	149,408
Masco Corp.	7.125%	03/15/20	385,000	424,794
Masco Corp.	7.750%	08/01/29	60,000	62,864
Owens Corning, Inc.	9.000%	06/15/19	360,000	448,866
Owens-Brockway Glass Container, Inc.	7.375%	05/15/16	360,000	401,400
TransDigm, Inc.	7.750%	12/15/18	800,000	878,000
Videotron LTEE (e)	5.000%	07/15/22	395,000	400,925
				10,292,669
Technology — 0.2%
CDW LLC / CDW Finance Corp.	8.000%	12/15/18	715,000	775,775
CDW LLC / CDW Finance Corp.	8.500%	04/01/19	722,000	768,930
Emdeon, Inc. (e)	11.000%	12/31/19	730,000	817,600
Fidelity National Information Services, Inc. (e)	7.625%	07/15/17	150,000	164,625
Fidelity National Information Services, Inc. (e)	5.000%	03/15/22	315,000	320,513
First Data Corp. (e)	7.375%	06/15/19	990,000	1,009,800
First Data Corp. (e)	8.250%	01/15/21	190,000	190,000
First Data Corp. (e)	8.750%	01/15/22	190,000	191,425
Freescale Semiconductor, Inc.	8.875%	12/15/14	107,000	109,943
Freescale Semiconductor, Inc. (e)	9.250%	04/15/18	1,035,000	1,107,450
Freescale Semiconductor, Inc.	8.050%	02/01/20	300,000	296,250
Freescale Semiconductor, Inc.	10.750%	08/01/20	67,000	72,025
IMS Health, Inc. (e)	12.500%	03/01/18	420,000	498,750
Lawson Software, Inc. (e)	11.500%	07/15/18	179,000	202,270
Lawson Software, Inc. (e)	9.375%	04/01/19	401,000	428,067
Seagate HDD Cayman	6.875%	05/01/20	520,000	559,000
SunGard Data Systems, Inc.	10.250%	08/15/15	330,000	339,075
SunGard Data Systems, Inc.	7.375%	11/15/18	576,000	617,760
SunGard Data Systems, Inc.	7.625%	11/15/20	195,000	207,675
				8,676,933
Utilities — 0.1%
AES Corp. (The)	8.000%	10/15/17	1,055,000	1,200,062
Calpine Corp. (e)	7.250%	10/15/17	590,000	634,250
Calpine Corp. (e)	7.500%	02/15/21	325,000	351,000
GenOn Energy Inc.	7.875%	06/15/17	420,000	390,600
Intergen NV (e)	9.000%	06/30/17	325,000	318,500
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. (e)	11.500%	10/01/20	405,000	276,413
				3,170,825
Total Corporate Bonds (Cost $107,399,451)				113,692,970
Asset-Backed Securities — 0.4%
Aames Mortgage Investment Trust, Ser. 2005-4, Class M1 (FRN) (STEP)	0.950%	10/25/35	1,500,000	1,441,955
ACE Securities Corp., Ser. 2005-HE7, Class A2D (FRN) (STEP)	0.575%	11/25/35	386,172	324,755
Asset Backed Funding Certificates, Ser. 2005-AQ1, Class A6 (STEP)	4.780%	06/25/35	1,328,759	1,312,885
Bear Stearns Asset Backed Securities Trust
Ser. 2005-4, Class M1 (FRN) (STEP)	0.745%	01/25/36	3,557,654	3,318,221
Ser. 2006-HE1, Class 1A2 (FRN) (STEP)	0.465%	12/25/35	182,920	177,325
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN)	0.565%	10/25/35	195,474	189,139
Countrywide Asset-Backed Certificates
Ser. 2004-1, Class 3A (FRN) (STEP)	0.805%	04/25/34	293,688	232,708
Ser. 2004-12, Class MV3 (FRN) (STEP)	0.905%	03/25/35	2,400,000	2,040,912
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (c)	1.343%	07/19/44	89,678	21,744
First Franklin Mortgage Loan Asset Backed Certificates

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2005-FF5, Class M1 (FRN) (STEP)	0.695%	03/25/35	$706,771	$664,294
Ser. 2005-FF10, Class A4 (FRN) (STEP)	0.565%	11/25/35	254,657	216,274
Ser. 2006-FF1, Class 2A3 (FRN)	0.485%	01/25/36	1,189,093	1,083,804
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN)	0.435%	01/25/36	454,969	426,067
Indymac Residential Asset Backed Trust, Ser. 2005-D, Class AII3 (FRN) (STEP)	0.495%	03/25/36	701,232	611,231
Long Beach Mortgage Loan Trust
Ser. 2005-3, Class 2A2 (FRN) (STEP)	0.525%	08/25/45	543,814	535,595
Ser. 2005-WL1, Class M2 (FRN) (STEP)	0.795%	06/25/35	2,366,770	2,057,080
Ser. 2006-4, Class 2A3 (FRN) (c)	0.405%	05/25/36	869,221	272,276
Morgan Stanley ABS Capital I
Ser. 2002-HE3, Class A2 (FRN) (STEP)	1.325%	03/25/33	108,133	90,215
Ser. 2005-HE6, Class A2C (FRN) (STEP)	0.565%	11/25/35	569,661	520,866
New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN)	3.245%	01/25/33	296,698	179,069
Residential Asset Securities Corp.
Ser. 2004-KS9, Class AII4 (FRN) (STEP) (c)	0.845%	10/25/34	101,293	46,754
Ser. 2006-EMX8, Class 1A3 (FRN) (STEP) (c)	0.415%	10/25/36	700,000	303,458
Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4 (FRN) (STEP)	0.545%	11/25/35	1,719,686	1,610,300
Specialty Underwriting & Residential Finance, Ser. 2005-BC4, Class A2B (FRN) (STEP)	0.475%	09/25/36	107,606	106,546
Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN) (STEP)	0.605%	01/25/45	215,351	157,486
Total Asset-Backed Securities (Cost $18,831,700)				17,940,959
Mortgage-Backed Securities - Private Issuers — 1.1%
American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN)	2.737%	04/25/44	57,349	43,012
Ser. 2004-4, Class 4A (FRN)	2.736%	02/25/45	223,615	193,449
Ser. 2005-1, Class 6A (FRN)	2.737%	06/25/45	363,819	302,843
Banc of America Commercial Mortgage, Inc.
Ser. 2004-6, Class A3	4.512%	12/10/42	804,885	812,115
Ser. 2005-2, Class A4 (VRN)	4.783%	07/10/43	62,987	62,971
Ser. 2005-3, Class A3A	4.621%	07/10/43	1,610,000	1,629,146
Ser. 2006-6, Class A2	5.309%	10/10/45	1,203,521	1,229,810
Ser. 2007-4, Class A4 (VRN)	5.725%	02/10/51	2,705,000	3,113,777
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (FRN)	2.816%	12/20/34	146,709	104,809
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Ser. 2004-5, Class AAB	4.673%	11/10/41	699,224	702,883
Ser. 2007-3, Class A2 (VRN)	5.661%	06/10/49	476,967	479,433
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2007-PW17, Class A4 (VRN)	5.694%	06/11/50	1,169,000	1,346,335
Citigroup / Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4 (VRN)	5.886%	11/15/44	4,000,000	4,638,012
Commercial Mortgage Pass Through Certificates
Ser. 2012-CR1, Class A3	3.391%	05/15/45	1,052,000	1,069,675
Ser. 2012-LC4, Class A4	3.288%	12/10/44	1,973,000	1,996,262
GE Capital Commercial Mortgage Corp.
Ser. 2005-C3, Class A4 (VRN)	5.046%	07/10/45	72,987	73,048
Ser. 2007-C1, Class A3	5.481%	12/10/49	500,000	544,972
GS Mortgage Securities Corp. II
Ser. 2007-GG10, Class A3 (VRN)	5.790%	08/10/45	4,000,000	4,205,820
Ser. 2007-GG10, Class A4 (VRN)	5.790%	08/10/45	2,000,000	2,219,628

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (FRN)	2.424%	11/19/34	$67,374	$50,207
Ser. 2005-9, Class 2A1A (FRN) (STEP)	0.584%	06/20/35	81,792	64,338
JP Morgan Chase Commercial Mortgage Securities Corp.
Ser. 2002-C1, Class A3	5.376%	07/12/37	131,136	131,080
Ser. 2004-CB8, Class A3	4.007%	01/12/39	498,963	501,632
Ser. 2005-LDP4, Class A3A1	4.871%	10/15/42	425,594	425,347
Ser. 2006-LDP7, Class A3B (VRN)	5.871%	04/15/45	1,071,000	1,104,043
Ser. 2012-C6, Class A3	3.507%	05/15/45	5,060,000	5,241,411
LB-UBS Commercial Mortgage Trust
Ser. 2003-C3, Class A4	4.166%	05/15/32	500,000	509,976
Ser. 2003-C8, Class A3	4.830%	11/15/27	236,001	240,013
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN)	5.963%	08/12/49	4,000,000	4,397,948
MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN) (STEP)	1.473%	09/25/29	117,219	109,048
Morgan Stanley Capital I, Inc.
Ser. 1998-HF2, Class G (e)	6.010%	11/15/30	50,017	49,994
Ser. 2007-HQ11, Class A31	5.439%	02/12/44	2,270,000	2,388,197
Ser. 2011-C3, Class A2	3.224%	07/15/49	800,000	852,768
Nomura Asset Securities Corp., Ser. 1998-D6, Class A3 (VRN)	7.542%	03/15/30	4,000,000	4,139,932
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS, Class 1A1 (FRN) (STEP)	0.565%	10/25/35	308,637	186,294
Structured Asset Securities Corp.
Ser. 2005-RF1, Class A (FRN) (c) (e)	0.595%	03/25/35	312,622	246,760
Ser. 2005-RF3, Class 1A (FRN) (c) (e)	0.595%	06/25/35	620,883	479,167
Wachovia Bank Commercial Mortgage Trust
Ser. 2003-C7, Class A1 (e)	4.241%	10/15/35	1,067,475	1,075,111
Ser. 2005-C20, Class AMFX (VRN)	5.179%	07/15/42	2,033,000	2,204,183
Ser. 2006-C28, Class A2	5.500%	10/15/48	1,121,006	1,119,384
Total Mortgage-Backed Securities – Private Issuers (Cost $46,692,160)				50,284,833
Mortgage-Backed Securities - US Government Agency Obligations — 0.6%
FHLMC
Pool #1B1349 (FRN)	2.765%	09/01/33	1,018,637	1,089,730
Pool #1M1044 (FRN)	2.609%	09/01/36	423,453	453,036
Pool #781697 (FRN)	2.401%	07/01/34	155,885	165,478
Pool #G18022	5.500%	11/01/19	1,222,943	1,338,676
Ser. 2002-2530, Class QI (FRN) (IO)	6.758%	01/15/32	137,879	26,030
Ser. 2005-2922, Class SE (FRN) (IO)	6.508%	02/15/35	300,600	59,792
Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	43,935	4,631
Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	21,472	2,167
Ser. 2005-2965, Class SA (FRN) (IO)	5.808%	05/15/32	786,553	113,040
Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	24,540	2,625
Ser. 2005-2980, Class SL (FRN) (IO)	6.458%	11/15/34	411,523	81,912
Ser. 2006-3114, Class GI (FRN) (IO)	6.358%	02/15/36	1,348,334	307,160
Ser. 2007-3308, Class S (FRN) (IO)	6.958%	03/15/32	850,965	157,819
Ser. 2008-3424, Class XI (FRN) (IO)	6.328%	05/15/36	521,102	107,120
Ser. 2008-3489, Class SD (FRN) (IO)	7.558%	06/15/32	401,067	81,369
Ser. 2010-3685, Class EI (IO)	5.000%	03/15/19	719,508	57,505
Ser. 2010-3731, Class IO (IO)	5.000%	07/15/19	352,953	29,436
Ser. 2011-3882, Class AI (IO)	5.000%	06/15/26	1,980,972	193,760
Ser. 2012-3995, Class KI (IO)	3.500%	02/15/27	7,194,406	897,212
FHLMC Strip
Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	177,207	23,563
Ser. 2005-232, Class IO (IO)	5.000%	08/01/35	80,382	11,025
Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	34,352	4,201
FNMA
Pool #685563 (FRN)	2.810%	01/01/33	230,403	245,828

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Pool #693348 (FRN)	2.187%	02/01/33	$1,539,254	$1,623,628
Pool #739758 (FRN)	2.315%	08/01/33	208,153	220,058
Pool #801335 (FRN)	2.306%	09/01/34	683,014	725,814
Pool #806765 (FRN)	2.309%	11/01/34	188,131	199,841
Pool #815054 (FRN)	2.738%	04/01/35	248,592	266,135
Pool #828480 (FRN)	2.658%	06/01/35	151,614	162,563
Pool #831360	5.500%	03/01/21	210,607	230,771
Pool #834928 (FRN)	2.247%	07/01/35	1,718,836	1,827,050
Pool #841068 (FRN)	2.493%	11/01/34	935,684	998,179
Pool #847637 (FRN)	2.894%	01/01/34	136,042	144,578
Pool #865792	5.500%	03/01/21	158,703	173,551
Pool #879906 (FRN)	2.644%	10/01/33	804,181	857,998
Pool #880373 (FRN)	2.375%	02/01/36	1,337,617	1,421,840
Pool #889487 (FRN)	2.761%	08/01/35	205,748	219,596
Pool #985096	6.000%	12/01/38	727,700	805,071
Pool #991526	6.000%	11/01/38	253,628	280,531
Pool #995651	6.000%	11/01/37	597,014	660,303
Ser. 2004-31, Class SG (FRN) (IO)	6.855%	08/25/33	328,277	44,885
Ser. 2004-49, Class SQ (FRN) (IO)	6.805%	07/25/34	242,658	52,286
Ser. 2004-51, Class SX (FRN) (IO)	6.875%	07/25/34	410,452	77,504
Ser. 2004-64, Class SW (FRN) (IO)	6.805%	08/25/34	1,074,727	207,352
Ser. 2004-66, Class SE (FRN) (IO)	6.255%	09/25/34	736,496	137,743
Ser. 2005-12, Class SC (FRN) (IO)	6.505%	03/25/35	702,616	132,567
Ser. 2005-45, Class SR (FRN) (IO)	6.475%	06/25/35	465,124	85,959
Ser. 2005-65, Class KI (FRN) (IO)	6.755%	08/25/35	2,118,301	435,262
Ser. 2005-89, Class S (FRN) (IO)	6.455%	10/25/35	4,568,110	842,508
Ser. 2006-3, Class SA (FRN) (IO)	5.905%	03/25/36	424,476	73,390
Ser. 2007-75, Class JI (FRN) (IO)	6.300%	08/25/37	1,324,026	212,867
Ser. 2008-86, Class IO (IO)	4.500%	03/25/23	622,704	44,634
Ser. 2008-87, Class AS (FRN) (IO)	7.405%	07/25/33	2,032,829	367,896
Ser. 2010 Pool #AE5528	6.000%	11/01/22	1,720,085	1,858,098
Ser. 2010 Pool #AE5529	7.000%	11/01/22	1,058,253	1,165,739
Ser. 2010-105, Class IO (IO)	5.000%	08/25/20	349,048	35,541
Ser. 2010-121, Class IO (IO)	5.000%	10/25/25	1,683,027	156,813
Ser. 2010-29, Class KJ (IO)	5.000%	12/25/21	6,107,274	572,903
Ser. 2010-37, Class GI (IO)	5.000%	04/25/25	1,469,352	111,875
Ser. 2010-65, Class IO (IO)	5.000%	09/25/20	767,153	71,146
Ser. 2011-124, Class IC (IO)	3.500%	09/25/21	2,553,452	207,608
Ser. 2011-69, Class AI (IO)	5.000%	05/25/18	5,605,458	424,787
Ser. 2011-88, Class WI (IO)	3.500%	09/25/26	875,471	111,765
FNMA Strip, Ser. 2005-365, Class 4 (IO)	5.000%	04/01/36	31,067	4,182
FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	344,864	393,003
GNMA
Ser. 2003-11, Class S (FRN) (IO)	6.307%	02/16/33	1,034,181	184,781
Ser. 2011-135, Class QI (IO)	4.500%	06/16/41	692,616	121,339
Ser. 2011-145, Class SH (FRN) (IO)	5.807%	11/16/41	2,839,089	602,419
Ser. 2011-167, Class IO (IO)	5.000%	12/16/20	4,290,533	406,947
Ser. 2011-94, Class IS (FRN) (IO)	6.457%	06/16/36	556,586	115,570
Total Mortgage-Backed Securities – US Government Agency Obligations (Cost $24,284,270)				25,529,991
Bank Loans — 0.0%
Arch Coal, Inc.	5.750%	05/16/18	510,000	499,545
Kabel Deutschland GMBH	4.250%	02/01/19	335,000	330,410
Texas Competitive Electric Holdings Co. LLC (FRN)	4.741%	10/10/17	1,526,120	910,025
Vertrue, Inc. (FRN) (f)	9.370%	08/14/15	455,000	1,138
Total Bank Loans (Cost $2,448,178)				1,741,118
US Treasury Notes/Bonds — 14.7%
US Treasury Inflation Indexed Bond (g)	2.375%	01/15/25	31,000,954	40,826,799
US Treasury Inflation Indexed Bond	1.750%	01/15/28	98,835,300	123,829,858
US Treasury Inflation Indexed Bond (g)	2.500%	01/15/29	17,251,955	23,941,125
US Treasury Inflation Indexed Bond	3.375%	04/15/32	9,980,124	16,077,361
US Treasury Inflation Indexed Bond	2.125%	02/15/40	71,528,352	101,525,555
US Treasury Inflation Indexed Bond	0.750%	02/15/42	3,461,812	3,631,385
US Treasury Inflation Indexed Note (g)	0.625%	04/15/13	45,279,520	45,353,824
US Treasury Inflation Indexed Note (g)	1.250%	04/15/14	15,219,120	15,712,554
US Treasury Inflation Indexed Note (g)	0.500%	04/15/15	16,879,440	17,525,602
US Treasury Inflation Indexed Note (g) (h)	0.125%	04/15/16	15,634,200	16,272,998

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
US Treasury Inflation Indexed Note	2.625%	07/15/17	$4,440,160	$5,274,075
US Treasury Inflation Indexed Note	1.625%	01/15/18	59,301,180	67,668,221
US Treasury Inflation Indexed Note	1.375%	07/15/18	81,082,880	92,567,540
US Treasury Inflation Indexed Note (g)	2.125%	01/15/19	33,968,135	40,642,330
US Treasury Inflation Indexed Note	1.250%	07/15/20	33,546,456	38,950,589
US Treasury Inflation Indexed Note	1.125%	01/15/21	4,206,800	4,841,105
US Treasury Inflation Indexed Note	0.625%	07/15/21	11,228,360	12,505,586
Total US Treasury Notes/Bonds (Cost $556,380,614)				667,146,507

	Number of Shares	Value
Acquired Funds — 14.9%
Exchange-Traded Funds (ETFs) — 1.1%
Vanguard FTSE All-World ex-US ETF	100,000	$4,098,000
Vanguard MSCI Emerging Markets ETF	1,149,000	45,902,550
		50,000,550
Mutual Funds — 1.1%
PIMCO Commodity RealReturn Strategy Fund	7,944,840	51,005,873
Private Investment Funds (i) — 12.7%
Azentus Global Opportunities Fund, LP (a) (b) (c) (d)		37,048,887
Canyon Value Realization Fund, LP (a) (b) (c) (d)		55,539,248
Convexity Capital Offshore, LP (a) (b) (c) (d)		96,246,678
Farallon Capital Institutional Partners, LP (a) (b) (c) (d)		75,543,506
Joho Partners, LP (a) (b) (c) (d)		23,732,353
Lansdowne Developed Markets Fund Ltd. (a) (b) (c) (d)	176,926	66,184,142
Lone Cascade, LP, Class I (a) (b) (c) (d)		7,948,559
Lone Cascade, LP, Class J (a) (b) (c) (d)		11,223,810
Lone Picea, LP, Class E (a) (b) (c) (d)		1,284,294
Lone Picea, LP, Class F (a) (b) (c) (d)		1,926,272
Lone Picea, LP, Class H (a) (b) (c) (d)		1,863,075
Lone Redwood, LP (a) (b) (c) (d)		13,745,187
Maverick Fund USA Ltd. (a) (b) (c) (d)		30,264,473
Nomad Investment Partnership LP, Class A (a) (b) (c) (d)		25,763,150
Nomad Investment Partnership LP, Class R (a) (b) (c) (d)		12,016,657
OZ Domestic Partners, LP (a) (b) (c) (d)		2,832,530
QVT Onshore LP (a) (b) (c) (d)		72,268,307
Theleme Fund Ltd. (a) (b) (c) (d)	320,000	37,177,632
		572,608,760
Total Acquired Funds (Cost $493,667,465)		673,615,183
Preferred Stocks — 0.3%
Citigroup Capital XIII, 7.875%, (United States)	22,000	600,380
Entertainment Properties Trust, Series E, 9.000%, (United States)	34,000	928,200
Glimcher Realty Trust, 8.125%, (United States)	23,225	586,199
GMAC Capital Trust I, 8.125%, (United States)	49,500	1,190,475
Hartford Financial Services Group, Inc., 7.875%, (United States)	10,000	270,400
Hudson Pacific Properties, Inc. Series B, 8.375%, (United States)	63,810	1,701,175
iStar Financial, Inc., Series E - REIT, 7.875%, (United States)	3,689	66,033
iStar Financial, Inc., Series F - REIT, 7.800%, (United States)	188,775	3,341,317
iStar Financial, Inc., Series G - REIT, 7.650%, (United States)	2,400	42,408
iStar Financial, Inc., Series I - REIT, 7.500%, (United States)	4,800	82,752
Malaysian Airline System Berhad, 30.000%, (Malaysia)	40,000	12,156
Petroleo Brasileiro SA, 4.650%, (Brazil)	265,400	2,411,526
Rolls Royce Holdings plc, 0.000%, (United Kingdom) (b)	27,608,442	43,239
Vale SA, 7.550%, (Brazil)	150,100	2,926,520
Weingarten Realty Investors - REIT, Series F, 6.500%, (United States)	34,800	887,400
Total Preferred Stocks (Cost $15,338,687)		15,090,180

	Number of Contracts	Value
Purchased Option Contracts — 0.1%
Calls — 0.1%
ASML Holding NV, Strike Price $28.00, Expiring 12/21/12 (c)	3,900	22,752
ASML Holding NV, Strike Price $30.00, Expiring 03/15/13 (c)	4,875	14,683
ASML Holding NV, Strike Price $30.00, Expiring 12/21/12 (c)	25,350	115,489
PostNL NV, Strike Price $3.60, Expiring 12/21/12 (c)	10,600	3,756
Telecom Italia SpA, Strike Price $0.80, Expiring 12/21/12 (c)	3,870,000	335,477
TNT Express NV, Strike Price $10.00, Expiring 12/21/12 (c)	42,100	19,713
Vivendi SA, Strike Price $13.55, Expiring 12/21/12 (c)	203,567	497,195
Vivendi SA, Strike Price $14.52, Expiring 12/21/12 (c)	266,911	422,220
Total Calls (Cost $350,850)		1,431,285
Puts — 0.0%
CAC 40 Index, Strike Price $2,900, Expiring 09/21/12 (c)	600	45,254
CAC 40 Index, Strike Price $2,900, Expiring 12/21/12 (c)	585	101,645
CAC 40 Index, Strike Price $2,950, Expiring 09/21/12 (c)	300	24,742
Carnival Corp., Strike Price $31, Expiring 07/21/12 (c)	58,500	14,625
DAX Index, Strike Price $6,000, Expiring 09/21/12 (c)	385	70,793
DAX Index, Strike Price $6,600, Expiring 09/21/12 (c)	260	121,840
Euro Stoxx 50 Index, Strike Price $2,000, Expiring 12/21/12 (c)	488	51,381

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

	Number of Contracts	Value
Euro Stoxx 50 Index, Strike Price $2,300.00, Expiring 09/21/12 (c)	520	$81,797
FTSE 100 Index, Strike Price $5,000.00, Expiring 08/17/12 (c)	290	11,355
FTSE 100 Index, Strike Price $5,300.00, Expiring 09/21/12 (c)	190	31,989
FTSE 100 Index, Strike Price $5,500.00, Expiring 08/17/12 (c)	190	38,684
Koninklijke (Royal) KPN NV, Strike Price $7.20, Expiring 07/20/12 (c)	390,000	44,419
Koninklijke (Royal) KPN NV, Strike Price $7.60, Expiring 09/21/12 (c)	319,300	238,403
Vodafone Group plc, Strike Price $156.00, Expiring 09/21/12 (c)	1,548,000	30,305
Total Puts (Cost $1,324,838)		907,232
Total Purchased Option Contracts (Cost $1,675,688)		2,338,517
Rights — 0.0%
Repsol YPF SA, Expiring 07/12/12 (Spain) (a) (Cost $98,009)	141,757	99,384
Warrants — 0.0%
Global Yellow Pages Ltd., Expiring 09/10/14 (Singapore) (a)	146,000	230
NMDC Ltd., (Morgan Stanley) Expiring 03/25/15 (India) (a) (c)	343,881	1,149,247
Total Warrants (Cost $2,279,409)		1,149,477

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 20.1%
Repurchase Agreement — 6.8%
State Street Bank & Trust Co. issued on 06/29/12 (proceeds at maturity $309,932,228) (collateralized by US Treasury Bonds, due 08/15/29 through 02/15/42 with a total principal value of $161,145,000 and a total market value of $259,906,829, and by US Treasury Notes, due 03/31/13 with a total principal value of $55,910,000 and a total market value of $56,259,438)
(Cost $309,931,970)	0.010%	07/02/12	$309,931,970	$309,931,970
US Treasury Bills — 13.3%
US Treasury Bill (j)		09/20/12	80,000,000	79,987,120
US Treasury Bill (j)		09/27/12	40,000,000	39,991,800
US Treasury Bill (j)		10/11/12	50,000,000	49,987,050
US Treasury Bill (h) (j)		10/18/12	90,000,000	89,971,650
US Treasury Bill (j)		10/25/12	100,000,000	99,967,300
US Treasury Bill (j)		11/08/12	90,000,000	89,962,110
US Treasury Bill (j)		11/15/12	50,000,000	49,978,750
US Treasury Bill (j)		12/13/12	100,000,000	99,935,100
Total US Treasury Bills (Cost $599,730,616)				599,780,880
Total Short-Term Investments (Cost $909,662,586)				909,712,850
Total Investments — 100.9% (Cost $4,152,529,356)				4,568,113,426
Liabilities in Excess of Other Assets — (0.9)%				(40,551,338)
Net Assets — 100.0%				$4,527,562,088

	Number of Shares	Value
Securities Sold Short — (0.9)%
Common Stocks — (0.9)%
US Common Stocks — (0.8)%
Hotels, Restaurants & Leisure — (0.1)%
Marriott International Inc.	(97,300)	$(3,814,160)
Real Estate Investment Trusts (REITs) — (0.7)%
Alexandria Real Estate Equities, Inc.	(43,200)	(3,141,504)
Cedar Realty Trust, Inc.	(172,100)	(869,105)
Chesapeake Lodging Trust	(93,400)	(1,608,348)
CubeSmart	(364,363)	(4,252,116)
Extra Space Storage, Inc.	(139,600)	(4,271,760)
FelCor Lodging Trust, Inc. (a)	(417,100)	(1,960,370)
First Potomac Realty Trust	(313,000)	(3,684,010)
Home Properties, Inc.	(28,400)	(1,742,624)
LaSalle Hotel Properties	(61,600)	(1,795,024)
Mack-Cali Realty Corp.	(121,700)	(3,537,819)
Medical Properties Trust, Inc.	(190,400)	(1,831,648)
Realty Income Corp.	(44,500)	(1,858,765)
Rouse Properties, Inc. (a)	(9,000)	(121,950)
Washington Real Estate Investment Trust	(59,400)	(1,689,930)
		(32,364,973)
Total US Common Stocks (Proceeds $31,090,644)		(36,179,133)
Foreign Common Stocks — (0.1)%
Canada — (0.1)%
Home Capital Group, Inc.	(121,800)	(5,405,092)
United Kingdom — 0.0%
Capital & Counties Properties plc	(64)	(211)
Total Foreign Common Stocks (Proceeds $6,083,155)		(5,405,303)
Total Securities Sold Short (Proceeds $37,173,799)		$(41,584,436)

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012
ADR	American Depositary Receipt
ADS	American Depositary Share
ASE	American Stock Exchange
BATS	Better Alternative Trading System
CHF	Swiss franc
CVA	Certificaaten van aandelen (share certificates)
EONIA	Euro OverNight Index Average
EUR	Euro
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents the effective rate as of June 30, 2012.
FTSE	Financial Times Stock Exchange
GBP	British pound
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
IO	Interest-Only Security
JSE	Johannesburg Stock Exchange
LIBID	London Interbank Bid Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SONIA	Sterling OverNight Interbank Average Rate
SPADR	Sponsored ADR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TOIS	Tom/Next Indexed Swap Rate
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of June 30, 2012.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)
*	Approximately 17% of the fund's total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, swaps, options, futures, and to be announced (TBA) purchase commitments. These securities are marked-to-market daily and reviewed against the value of the fund's “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $590,673,874, which represents 13.0% of the fund's net assets.
(c)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(d)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2012, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Azentus Global Opportunities Fund, LP	Long-Short Asia	04/01/11	$40,000,000	$37,048,887
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	23,797,936	55,539,248
Convexity Capital Offshore, LP	Multi-Strategy	02/16/06 – 04/01/10	62,000,000	96,246,678
Farallon Capital Institutional Partners, LP	Multi-Strategy	04/01/95 – 01/04/10	42,746,139	75,543,506
Joho Partners, LP	Long-Short Asia	01/03/07	15,000,000	23,732,353

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Lansdowne Developed Markets Fund Ltd.	Long-Short Global	06/01/06 – 10/01/09	$51,000,000	$66,184,142
Lone Cascade, LP, Class I	Global Equity	01/03/06 – 01/02/08	5,147,146	7,948,559
Lone Cascade, LP, Class J	Global Equity	01/03/12	8,640,855	11,223,810
Lone Picea, LP, Class E	Long-Short Global	01/02/09	964,000	1,284,294
Lone Picea, LP, Class F	Long-Short Global	01/03/05	1,617,000	1,926,272
Lone Picea, LP, Class H	Long-Short Global	01/02/03 – 01/02/04	1,315,000	1,863,075
Lone Redwood, LP	Long-Short Global	12/29/98	3,154,356	13,745,187
Maverick Fund USA Ltd.	Long-Short Global	01/03/06 – 10/01/07	20,000,000	30,264,473
Nomad Investment Partnership LP, Class A	Global Equity	10/02/06	14,000,000	25,763,150
Nomad Investment Partnership LP, Class R	Global Equity	02/01/08	8,000,000	12,016,657
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	1,257,365	2,832,530
QVT Onshore LP	Multi-Strategy	03/01/12	59,961,981	72,268,307
Theleme Fund Ltd.	Long-Short Global	02/01/10	32,000,000	37,177,632
Common Stocks
Bell Aliant, Inc.		07/11/06	46,436	39,069
Subordinated Convertible Notes
Eurocastle Investment Ltd.		06/19/09	234,881	49,608
Total (12.6% of Net Assets)				$572,697,437
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security in default.
(g)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 7 to the Notes to Financial Statements.
(h)	Security or a portion thereof is held as initial margin for financial futures.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2012. These positions are therefore grouped into their own industry classification.
(j)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Summary Schedule of Investments

Foreign Common Stocks	25.1%
US Common Stocks	21.0%
Short-Term Investments	20.1%
US Treasury Notes/Bonds	14.7%
Private Investment Funds	12.7%
Corporate Bonds	2.5%
Mortgage-Backed Securities	1.7%
Mutual Funds	1.1%
Exchange-Traded Funds	1.1%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Convertible Bonds	0.1%
Purchased Option Contracts	0.1%
Bank Loans	0.0%
Warrants	0.0%
Rights	0.0%
Subordinated Convertible Notes	0.0%
Total Investments	100.9%
Securities Sold Short	(0.9)%
Net Assets	100.0%

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
	Interest Rate-Related
253	September 2012 5-Year US Treasury Note	$31,313,336	$31,364,094	$50,758
57	September 2012 30-Year US Treasury Bond	8,394,283	8,434,219	39,936
				90,694
	Foreign Currency-Related
206	September 2012 Australian Dollar	20,328,826	20,948,140	619,314
248	September 2012 British Pound	24,091,423	24,299,350	207,927
324	September 2012 Canadian Dollar	31,445,353	31,803,840	358,487
219	September 2012 Swiss Franc	28,662,600	28,910,738	248,138
				1,433,866
	Equity-Related
3,540	September 2012 Dow Jones EURO STOXX 50 Index	95,427,995	101,021,005	5,593,010
231	September 2012 FTSE 100 Index	19,547,923	19,981,159	433,236
69	September 2012 S&P 60 Index	8,791,186	8,965,053	173,867
				6,200,113
				7,724,673
	Short Financial Futures Contracts
	Interest Rate-Related
(11)	September 2012 5-Year Interest Rate Swap	(1,254,418)	(1,258,297)	(3,879)
(68)	September 2012 10-Year Interest Rate Swap	(8,098,213)	(8,135,563)	(37,350)
(90)	September 2012 2-Year US Treasury Note	(19,825,088)	(19,816,875)	8,213
(151)	September 2012 10-Year US Treasury Note	(20,064,076)	(20,139,625)	(75,549)
(26)	September 2012 Ultra Long US Treasury Bond	(4,333,709)	(4,337,938)	(4,229)
(129)	September 2012 90-Day Eurodollar	(31,998,290)	(32,095,200)	(96,910)
(138)	December 2012 90-Day Eurodollar	(34,159,318)	(34,325,775)	(166,457)
(110)	March 2013 90-Day Eurodollar	(27,178,500)	(27,355,625)	(177,125)
(103)	June 2013 90-Day Eurodollar	(25,407,030)	(25,608,375)	(201,345)
(48)	September 2013 90-Day Eurodollar	(11,778,918)	(11,931,600)	(152,682)
(44)	December 2013 90-Day Eurodollar	(10,768,965)	(10,934,000)	(165,035)
(16)	March 2014 90-Day Eurodollar	(3,901,735)	(3,974,800)	(73,065)
(8)	June 2014 90-Day Eurodollar	(1,965,418)	(1,986,500)	(21,082)
(13)	September 2014 90-Day Eurodollar	(3,162,717)	(3,226,275)	(63,558)
(2)	December 2014 90-Day Eurodollar	(490,170)	(495,925)	(5,755)
(7)	June 2015 90-Day Eurodollar	(1,707,983)	(1,732,413)	(24,430)
				(1,260,238)
	Foreign Currency-Related
(696)	September 2012 Japanese Yen	(109,689,255)	(109,054,500)	634,755
				$7,099,190

Forward Currency Contracts

Contract Settlement Date		Contract Amount		Unrealized Appreciation/ (Depreciation)
	Counterparty	Receive	Deliver
07/06/2012	State Street Bank and Trust Co.	US Dollar 13,882,475	Euro 10,500,000	$594,082
07/06/2012	State Street Bank and Trust Co.	US Dollar 1,597,640	British Pound Sterling 1,000,000	31,513
07/31/2012	State Street Bank and Trust Co.	US Dollar 8,025,950	Australian Dollar 7,885,500	(23,482)
				$602,113

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

Swap Contracts

Expiration Date	Counterparty	Interest Rate Received (Paid)	Reference Entity	Currency	Notional Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swap Contracts
Protection Purchased
12/20/2016	Credit Suisse First Boston	(5.000% per annum)	NRG Energy Inc.	USD	$570,000	$16,031	$(10,585)
09/20/2017	UBS AG	(5.000% per annum)	Xstrata plc (c)	EUR	975,000	84,395	(11,941)
							(22,526)
Protection Sold
09/20/2017	Morgan Stanley & Co. International plc	5.250% per annum	Glencore International AG (Moody's Rating: Baa2; S&P Rating: BBB) (c)	EUR	(975,000)	(167,545)	26,558
							$4,032

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap Contracts
Long Total Return Swap Contracts
08/30/2012	Barclays Capital	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (b)	USD	$14,521,826	$759,712
03/27/2013	Goldman Sachs	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (b)	USD	70,535,949	3,010,161
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	ASM International NV	EUR	5,069,733	419,150
01/09/2014	Morgan Stanley & Co. International plc	Average of TOIS plus specified spread	Bank Sarasin & Cie AG	CHF	2,514,458	(180,788)
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Bayerische Motoren Werke AG	EUR	1,519,527	(225,879)
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Gencor Industries, Inc.	EUR	1,617,235	(173,007)
01/09/2014	Morgan Stanley & Co. International plc	Average of SONIA plus specified spread	Reed Elsevier NV	GBP	9,896,306	(238,938)
01/09/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Ryanair Holdings plc	USD	4,619,211	(239,418)
01/09/2014	Morgan Stanley & Co. International plc	Average of TOIS plus specified spread	Swatch Group SA	CHF	4,800,254	(337,354)
01/09/2014	Morgan Stanley & Co. International plc	Average of SONIA plus specified spread	Unilever plc	GBP	3,073,272	135,938
01/09/2014	Morgan Stanley & Co. International plc	Average of SONIA plus specified spread	Xstrata plc	GBP	894,126	(92,096)
01/14/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Cairn Energy plc	USD	2,218,435	(513,652)
01/14/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Carnival plc	USD	477,864	10,494
01/14/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Rio Tinto plc	USD	10,171,250	(845,479)
01/14/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Rio Tinto plc	USD	1,460,871	29,220
01/14/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Royal Caribbean Cruises, Ltd.	USD	578,098	21,048

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
02/19/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	TUI AG	EUR	$2,708,804	$(581,094)
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	BHP Billiton Ltd.	USD	4,947,895	205,842
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Elster Group SE – ADR	USD	3,764,357	30,809
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Royal Caribbean Cruises, Ltd.	USD	3,412,447	4,433
05/27/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	CNH Global NV	EUR	1,437,738	(17,047)
06/18/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	D.E Master Blenders 1753 NV	USD	25,045	1,633
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	BHP Billiton Ltd.	USD	5,225,171	71,702
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Brisa Auto Estradas de Portugal SA	EUR	1,559,507	28,209
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Cove Energy plc	GBP	2,386,239	22,513
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Porsche Automobil Holding SE	EUR	602,510	—
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Reed Elsevier NV	GBP	328,750	24,481
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Repsol SA	EUR	1,846,329	12,436
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Repsol YPF SA Rights	EUR	25,413	82,204
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Royal Dutch Shell plc Class B Shares	GBP	1,272,407	10,817
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Telecom Italia SpA	EUR	3,302,731	373,800
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	TUI AG	EUR	1,108,104	137,504
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Volkswagen AG	EUR	2,952,623	50,650
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Xstrata plc	GBP	1,369,541	(116,665)
03/01/2017	UBS AG	1 Month LIBOR plus a specified spread	Cairn Energy plc	USD	2,216,908	(43,878)
03/07/2017	UBS AG	1 Month LIBOR plus a specified spread	Schindler Holding AG	CHF	3,150,361	8,312
05/15/2017	UBS AG	1 Month LIBOR plus a specified spread	Cimpor Cimentos de Portugal SGPS SA	EUR	46,211	(8,749)
						1,837,024
Short Total Return Swap Contracts
07/02/2012	Merrill Lynch	BR Malls Participacoes SA (c)	1 Month LIBOR plus a specified spread	USD	(1,488,151)	(137,952)
07/02/2012	Merrill Lynch	Multiplan Empreendimentos SA (c)	1 Month LIBOR plus a specified spread	USD	(2,093,861)	(137,600)
08/28/2012	Barclays Capital	MSCI Daily TR World Gross Energy(b) (c)	1 Month LIBOR plus a specified spread	USD	(29,179,827)	(1,804,614)
01/09/2014	Morgan Stanley & Co. International plc	Bayerische Motoren Werke AG	Average of EONIA plus specified spread	EUR	(1,487,392)	277,558
01/09/2014	Morgan Stanley & Co. International plc	BHP Billiton plc	Average of Federal Funds Effective Rate plus specified spread	USD	(4,944,856)	(271,787)

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
01/09/2014	Morgan Stanley & Co. International plc	Carnival Corp.	Average of Federal Funds Effective Rate plus specified spread	USD	$(4,232,761)	$(381,694)
01/09/2014	Morgan Stanley & Co. International plc	Casino Guichard Perrachon SA	Average of EONIA plus specified spread	EUR	(3,717,818)	92,183
01/09/2014	Morgan Stanley & Co. International plc	Casino Guichard Perrachon SA	Average of EONIA plus specified spread	EUR	(8,792)	(430)
01/09/2014	Morgan Stanley & Co. International plc	Glencore International plc	Average of SONIA plus specified spread	GBP	(891,197)	127,771
01/09/2014	Morgan Stanley & Co. International plc	Koninklijke KPN NV	Average of EONIA plus specified spread	EUR	(324,738)	(6,515)
01/09/2014	Morgan Stanley & Co. International plc	Koninklijke KPN NV	Average of EONIA plus specified spread	EUR	(572,076)	(16,896)
01/09/2014	Morgan Stanley & Co. International plc	Reed Elsevier plc	Average of SONIA plus specified spread	GBP	(10,308,005)	362,152
01/09/2014	Morgan Stanley & Co. International plc	Ryanair Holdings plc	Average of Federal Funds Effective Rate plus specified spread	USD	(4,607,492)	341,855
01/09/2014	Morgan Stanley & Co. International plc	Swatch Group AG	Average of TOIS plus specified spread	CHF	(4,653,144)	381,048
01/09/2014	Morgan Stanley & Co. International plc	Unilever NV	Average of SONIA plus specified spread	GBP	(3,012,243)	(21,999)
01/14/2014	Morgan Stanley & Co. International plc	ASM Pacific Technology Ltd.	Average of EONIA plus specified spread	EUR	(3,715,418)	104,735
01/14/2014	Morgan Stanley & Co. International plc	ASM Pacific Technology Ltd.	Average of EONIA plus specified spread	EUR	(339,339)	(17,957)
01/14/2014	Morgan Stanley & Co. International plc	Cairn India August 2012 Future	Buy to Close Out Price Spread	USD	(23,057)	—
01/14/2014	Morgan Stanley & Co. International plc	Cairn India July 2012 Future	Buy to Close Out Price Spread	USD	(1,925,422)	11,193
01/14/2014	Morgan Stanley & Co. International plc	Rio Tinto Ltd.	Average of Federal Funds Effective Rate plus specified spread	USD	(6,671,538)	1,381,439
01/14/2014	Morgan Stanley & Co. International plc	Rio Tinto Ltd.	Average of Federal Funds Effective Rate plus specified spread	USD	(5,327,980)	(295,512)
02/20/2014	Morgan Stanley & Co. International plc	Tui Travel plc	Average of EONIA plus specified spread	EUR	(2,068,178)	247,446
01/05/2017	UBS AG	ASML Holding NV	1 Month LIBID plus a specified spread	EUR	(1,081,313)	(29,415)
01/05/2017	UBS AG	Eni SpA	1 Month LIBID plus a specified spread	EUR	(1,036,709)	(40,488)
01/05/2017	UBS AG	Fiat Industrial SpA	1 Month LIBID plus a specified spread	EUR	(1,723,553)	(67,129)
01/05/2017	UBS AG	Gas Natural SDG SA	1 Month LIBID plus a specified spread	EUR	(928,786)	(114,219)
01/05/2017	UBS AG	Glencore International plc	1 Month LIBID plus a specified spread	GBP	(1,380,250)	165,043
01/05/2017	UBS AG	Rhoen Klinikum AG	1 Month LIBID plus a specified spread	EUR	(1,009,460)	181,117
01/05/2017	UBS AG	Rhoen Klinikum AG	1 Month LIBID plus a specified spread	EUR	(26,037)	2,896
01/05/2017	UBS AG	Royal Dutch Shell plc Class A Shares	1 Month LIBID plus a specified spread	GBP	(1,270,985)	(6,760)
01/05/2017	UBS AG	Telecom Italia SpA	1 Month LIBID plus a specified spread	EUR	(3,348,362)	(389,696)
01/05/2017	UBS AG	Tui Travel plc	1 Month LIBID plus a specified spread	EUR	(1,148,422)	(15,036)
01/05/2017	UBS AG	Vivendi SA	1 Month LIBID plus a specified spread	EUR	(5,001,692)	(261,597)

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2012

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
01/05/2017	UBS AG	Volkswagen AG	1 Month LIBID plus a specified spread	EUR	$(3,551,358)	$(77,544)
03/07/2017	UBS AG	Kone Oyj	1 Month LIBID plus a specified spread	CHF	(3,137,384)	(197,585)
05/25/2017	UBS AG	BHP Billiton plc	1 Month Federal Funds Effective Rate plus specified spread	USD	(5,347,426)	(60,965)
						(676,954)
						$1,160,070

Written Option — 0.0%

	Number of Contracts	Value
Call — 0.0%
ASML Holding NV, Strike Price $30, Expiring 09/21/12, Morgan Stanley & Co. (c)	(19,500)	$(61,446)
Total Written Call Option (Premiums received $51,480)		$(61,446)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Assets and Liabilities (unaudited)

June 30, 2012
Assets
Investments in securities, at value (cost: $3,842,597,386)	$4,258,181,456
Repurchase agreements (cost: $309,931,970)	309,931,970
Total Investments (cost: $4,152,529,356)	4,568,113,426
Deposits with brokers for securities sold short	55,634,678
Deposits with brokers for collateral	49,836,038
Cash denominated in foreign currencies (cost: $27,545,099)	27,782,384
Swap contracts, at value (upfront payments paid: $100,426)	9,205,404
Due from broker for futures variation margin	7,640,119
Receivables:
Interest	6,425,589
Investment securities sold	6,173,518
Dividends and tax reclaims	3,884,689
Closed swap contracts	556,533
Unrealized appreciation on forward currency contracts	625,595
Other assets	91,535
Total Assets	4,735,969,508
Liabilities
Reverse repurchase agreements (Note 7)	103,332,078
Securities sold short, at value (proceeds: $37,173,799)	41,584,436
Foreign currencies sold short, at value (proceeds: $17,392,415)	17,191,880
Swap contracts, at value (upfront payments received: $167,545)	8,108,421
Options written, at value (premiums received: $51,480)	61,446
Unrealized depreciation on forward currency contracts	23,482
Payables:
Investment securities purchased	17,285,843
Distributions	8,776,933
Capital stock redeemed	6,270,175
Accrued expenses and other liabilities	2,637,997
Money manager fees	2,237,521
Investment advisory fees	764,414
Dividends on securities sold short	128,632
Interest on reverse repurchase agreements	4,162
Total Liabilities	208,407,420
Net Assets	$4,527,562,088
Shares Outstanding (1,000,000,000 authorized shares, par value $0.001)	296,381,741
Net Asset Value Per Share	$15.28
Net Assets Consist of:
Capital stock	$4,274,106,435
Distributions in excess of net investment income	(102,425,196)
Accumulated net realized loss on investments	(63,029,328)
Net unrealized appreciation on investments and foreign currencies	418,910,177
$4,527,562,088

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Operations (unaudited)

Six Months Ended 6/30/2012
Investment Income
Dividends (net of foreign withholding taxes of $1,620,360)	$29,639,252
Interest	19,445,030
Total Investment Income	49,084,282
Expenses
Money manager fees	8,311,473
Investment advisory fees	4,615,386
Dividends on securities sold short	2,908,073
Fund administration fees	2,540,005
Administrative fees	435,468
Professional fees	149,606
Interest (Note 7)	130,863
Chief compliance officer fees	99,344
Registration and filing fees	96,712
Insurance	33,729
Director fees	19,885
Miscellaneous fees and other	29,004
Total Expenses	19,369,548
Net Investment Income	29,714,734
Net Realized Gain (Loss) from:
Investments (net of foreign withholding taxes on capital gains of $13,334)	37,990,040
Securities sold short	(6,082,998)
Swap contracts	7,589,102
Financial futures contracts	13,519,278
Forward currency contracts and foreign currency-related transactions	3,043,163
Options written	28,717
Net Realized Gain	56,087,302
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	154,439,787
Net Realized and Unrealized Gain on Investments and Foreign Currencies	210,527,089
Net Increase in Net Assets Resulting from Operations	$240,241,823

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statements of Changes in Net Assets

	Six Months Ended 6/30/2012 (Unaudited)	Year Ended 12/31/2011
Increase (Decrease) in Net Assets From Operations
Net investment income	$29,714,734	$67,775,948
Net realized gain (loss) on investments and foreign currencies	56,087,302	113,244,510
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	154,439,787	(259,621,923)
Net Increase (Decrease) in Net Assets Resulting from Operations	240,241,823	(78,601,465)
Distributions
From net investment income	(34,932,003)	(16,470,371)
From net realized gains	—	(152,764,683)
Return of capital	—	(35,568,147)
Decrease in Net Assets Resulting from Distributions	(34,932,003)	(204,803,201)
Capital Share Transactions
Proceeds from shares sold	334,014,747	630,583,432
Proceeds from distributions reinvested	18,731,924	115,407,760
Entry/exit fees	2,664,892	3,610,586
Cost of shares redeemed	(197,229,255)	(178,926,307)
Net Increase From Capital Share Transactions	158,182,308	570,675,471
Total Increase in Net Assets	363,492,128	287,270,805
Net Assets
Beginning of period	4,164,069,960	3,876,799,155
End of period	$4,527,562,088	$4,164,069,960
Including distributions in excess of net investment income	$(102,425,196)	$(97,207,927)
Capital Share Transactions (in shares)
Shares sold	21,851,239	40,970,451
Shares reinvested	1,214,579	7,911,619
Shares redeemed	(12,998,559)	(11,889,852)
Net Increase	10,067,259	36,992,218

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Cash Flows (unaudited)

Six Months Ended June 30, 2012
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$240,241,823
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(1,141,823,091)
Investments sold	642,658,728
Purchases to cover securities sold short	(57,580,365)
Securities sold short	31,508,450
(Purchase)/Sales of short term investments, net	480,910,813
Amortization (accretion) of discount and premium, net	(7,526,840)
Upfront payment made on credit default swaps	(842,028)
Upfront payment received on credit default swaps	167,545
Credit default swaps closed	819,236
Increase in interest receivable	(222,398)
Increase in other assets	(91,535)
Increase in receivable for dividends and tax reclaims	(1,098,509)
Increase in receivable for variation margin on open futures contracts	(5,893,465)
Increase in deposit with brokers for securities sold short	(40,403,809)
Increase in unrealized appreciation on forward foreign currency exchange contracts	(242,457)
Increase in payable for foreign currencies sold short	10,514,168
Increase in receivable for closed swap contracts	(556,533)
Increase in premium received on written option contracts	80,198
Decrease in interest payable on reverse repurchase agreements	(6,539)
Increase in payable for Money Manager fees	1,872,000
Decrease in dividends for securities sold short	(125,706)
Increase in accrued expenses and other liabilities	852,367
Increase in payable for investment advisory fees	3,146
Net realized (gain) loss from investments	(37,990,040)
Net realized (gain) loss from options written	(28,717)
Net realized (gain) loss from credit default swaps	639,914
Net realized gain (loss) from securities sold short	6,082,998
Net change in unrealized (appreciation) depreciation on investments	(153,838,173)
Net change in unrealized (appreciation) depreciation on swap contracts	(1,301,814)
Net change in unrealized (appreciation) depreciation on written options	9,966
Net change in unrealized (appreciation) depreciation on foreign currencies sold short	206,460
Net change in unrealized (appreciation) depreciation on securities sold short	(1,252,065)
Net cash provided by (used in) operating activities	(34,256,272)
Cash flows provided by (used in) financing activities
Distributions paid to shareholders	(7,423,146)
Proceeds from shares sold	335,693,213
Payment for shares redeemed	(258,602,227)
Increase (decrease) in reverse repurchase agreements	(15,564,093)
Net cash provided by (used in) used in financing activities	54,103,747
Net increase in cash	19,847,475
Cash at beginning of period	7,934,909
Cash at end of period	$27,782,384
Non cash financing activities not included herein consist of reinvestment of distributions of:	$18,731,924
Interest Paid:	$137,402

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

1.  Organization

TIFF Investment Program, Inc. (“TIP”) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2012, TIP consisted of two mutual funds. These financial statements and notes relate only to the TIFF Multi-Asset Fund (“MAF” or the “fund”).

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.  Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the fund's valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value.” If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

The following is a summary of the inputs used as of June 30, 2012, in valuing the fund's assets and liabilities carried at fair value:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,098,412,956	$988,662,099	$—	$2,087,075,055
Convertible Bonds	—	2,646,794	—	2,646,794
Subordinated Convertible Notes	—	49,608	—	49,608
Corporate Bonds	—	113,692,970	—	113,692,970
Asset-Backed Securities	—	17,940,959	—	17,940,959
Mortgage-Backed Securities	—	75,814,824	—	75,814,824
Bank Loans	—	1,741,118	—	1,741,118
US Treasury Notes/Bonds	667,146,507	—	—	667,146,507
Exchange-Traded Funds and Mutual Funds	101,006,423	—	—	101,006,423
Private Investment Funds	—		572,608,760	572,608,760
Preferred Stocks	9,696,739	5,393,441	—	15,090,180
Purchased Options	2,338,517	—	—	2,338,517
Rights	—	99,384	—	99,384
Warrants	—	1,149,477	—	1,149,477
Short-Term Investments	909,712,850	—	—	909,712,850
Total Investments in Securities	2,788,313,992	1,207,190,674	572,608,760	4,568,113,426
Financial Futures Contracts – Interest Rate Risk	98,907	—	—	98,907
Financial Futures Contracts – Equity Risk	6,200,113	—	—	6,200,113
Financial Futures Contracts – Foreign Currency Risk	2,068,621	—	—	2,068,621
Forward Currency Contracts – Foreign Currency Risk	625,595	—	—	625,595
Swap Contracts – Credit Risk	—	77,900	—	77,900
Swap Contracts – Equity Risk	—	9,127,504	—	9,127,504
Total Other Financial Instruments	8,993,236	9,205,404	—	18,198,640
Total Assets	$2,797,307,228	$1,216,396,078	$572,608,760	$4,586,312,066

Liabilities
Common Stocks Sold Short*	$(41,584,225)	$(211)	$—	$(41,584,436)
Total Securities Sold Short	(41,584,225)	(211)	—	(41,584,436)
Financial Futures Contracts – Interest Rate Risk	(1,268,451)	—	—	(1,268,451)
Forward Currency Contracts – Foreign Currency Risk	(23,482)	—	—	(23,482)
Swap Contracts – Credit Risk	—	(140,987)	—	(140,987)
Swap Contracts – Equity Risk	—	(7,967,434)	—	(7,967,434)
Written Options – Equity Risk	(61,446)	—	—	(61,446)
Total Other Financial Instruments	(1,353,379)	(8,108,421)	—	(9,461,800)
Total Liabilities	$(42,937,604)	$(8,108,632)	$—	$(51,046,236)
*	Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2012. Financial assets transferred between Level 1 and Level 3 were due to a change in observable and/or unobservable inputs.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Net Realized Gain (Loss) from Investments	Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 6/30/12 for the period ended 6/30/12
Common Stocks*	$58,368	—	$—	$(70,489)	$—	$—	$12,121	$—	$—	$(70,489)
Private Investment Funds	482,150,272	—	5,816,492	35,966,326	68,602,836	(19,927,166)	—	—	$572,608,760	37,189,171
Corporate Bonds *	—	6,786	—	(6,786)	—	—	—	—	—	(6,786)
Total	$482,208,640	$6,786	$5,816,492	$35,889,051	$68,602,836	$(19,927,166)	$12,121	$—	$572,608,760	$37,111,896
*	There are Common Stocks and Corporate Bonds categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies established by the TIP Valuation Committee, by the authority of the TIP board of directors. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the TIP board of directors on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Corporate Bonds.  Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the TIP board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds.  Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. Values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices or exchange-traded funds used in the pricing models as necessary.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

as of June 30, 2012	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks and Corporate Bonds	$—	Last market price	Discount	100%	100%
Private Investment			Manager estimates	-1.14 – 3.47%	0.83%
Funds	$572,608,760	Adjusted net asset value	Market returns **	-1.70 – 5.27%	1.87%
**	Weighted by estimated exposure to chosen indices

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Corporate Bonds.  The technique and unobservable inputs in the above chart reflect the technique and significant unobservable inputs of securities held at period end. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds.  The range of management estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period end. A significant increase (decrease) in the estimates received from the management of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency (if currently eligible)	Redemption Notice Period
Multi-Strategy (a)	$302,430,269	quarterly, annually	45 – 90 days
Long-Short Global (b)	152,445,075	quarterly, rolling 3 years	30 – 90 days
Long-Short Asia (c)	60,781,240	semi-annually, annually	45 – 90 days
Global Equity (d)	56,952,176	quarterly	30 days
Total	$572,608,760
(a)	This strategy entails the construction of portfolios primarily comprising capital allocated to various strategies based on risk and return profiles.
(b)	This strategy entails the construction of portfolios primarily comprising long and short positions in global common stocks.
(c)	This strategy entails the construction of portfolios primarily comprising long and short positions in Asian common stocks.
(d)	This strategy entails the construction of portfolios primarily comprising long positions in global common stocks.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the fund's financial statements.

Expenses

Expenses directly attributable to MAF are charged to the fund’s operations; expenses that are applicable to all TIP funds are allocated based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the fund's policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.

MAF has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of the fund's net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date;
(ii)	purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates at the time of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.

The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

3.  Derivatives and Other Financial Instruments

During the period ended June 30, 2012, the fund invested in derivatives, such as but not limited to futures, purchased and written options, and swaps (including total return and credit default swaps) for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TIFF Advisory Services, Inc. (“TAS”) or a money manager

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. However derivatives are used, their successful use is not assured and will depend upon TAS or the money manager's ability to predict and understand relevant market movements.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund uses futures contracts primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, primarily in developed markets; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund's exposures, generally the fund's holdings of futures at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period. The fund's trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund uses swaps primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices such as emerging markets and the global energy sector; (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds, often as components of relative value strategies; and (3) to hedge credit risk by purchasing and selling credit default swaps on indices or individual company bonds. The fund's holdings of swaps at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period. While swaps falling into the first category are often held for multiple quarters, if not years, swaps in the second and third categories can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade, resulting at times in numerous swap transactions in a given day.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted, with the fund receiving or paying, as the case may be, only the net difference in the two payments. If the counterparty is obligated to pay the net amount to the fund, the fund is exposed to credit risk in the event of non-performance by the counterparty. If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. This risk will be greater if an independent amount applies.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures.

Equity or Total Return Swaps.  An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party may agree to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Credit Default Swaps.   As a “buyer” of protection under a credit default swap agreement, the fund is obligated to pay the “seller” of protection a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “seller” of protection under a credit default swap agreement, the fund receives a periodic stream of payments over the term of the agreement and has the contingent obligation to pay the “buyer” of protection in case of the occurrence of a credit event with respect to an underlying reference debt obligation. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. Each party is subject to the risk that the other party to the agreement will not meet its obligations, if and when due.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long equity and equity relative value positions. Options trading is relatively limited in any given period, as most options positions are held for multiple months, if not quarters. The fund may also engage in writing options, for example to express a long view on a stock by writing a put option. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund's holdings of options at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, a fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option, any underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

For the period ended June 30, 2012, the fund had the following transactions in written options.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2011	—	$—
Options written	155,382	80,198
Options terminated in closing purchase transactions	(135,450)	(16,778)
Options expired	(432)	(11,940)
Options outstanding at June 30, 2012	19,500	$51,480

Forward Currency Contracts

The fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition,

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

The fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Interest Only Securities

The fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Bank Loans

The fund invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category, as of June 30, 2012. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2012, grouped by contract type and risk exposure category.

Derivative Type	Balance Sheet Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Rights	Investments, at value	$—	$—	$—	$99,384	$99,384
Warrants	Investments, at value	—	—	—	1,149,477	1,149,477
Purchased Options	Investments, at value	—	—	—	2,338,517	2,338,517
Swap Contracts	Swap contracts, at value	—	—	77,900	9,127,504	9,205,404
Forward Contracts	Unrealized appreciation on forward currency contracts	—	625,595	—	—	625,595
Futures Contracts	Variation margin*	98,907	2,068,621	—	6,200,113	8,367,641
Total Value – Assets		$98,907	$2,694,216	$77,900	$18,914,995	$21,786,018
Liability Derivatives
Written Options	Options written, at value	$—	$—	$—	$(61,446)	$(61,446)
Swap Contracts	Swap contracts, at value	—	—	(140,987)	(7,967,434)	(8,108,421)
Futures Contracts	Variation margin*	(1,268,451)	—	—	—	(1,268,451)
Forward Contracts	Unrealized depreciation on forward currency contracts	—	(23,482)	—	—	(23,482)
Total Value – Liabilities		$(1,268,451)	$(23,482)	$(140,987)	$(8,028,880)	$(9,461,800)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

The following table lists the amounts of realized gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2012, grouped by contract type and risk exposure.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Realized Gain (Loss)
Rights	Net realized gain (loss) from Investments	$—	$—	$—	$(6)	$(6)
Purchased Options	Net realized gain (loss) from Investments	—	—	—	(963,401)	(963,401)
Written Options	Net realized gain (loss) from Option Written	—	—	—	28,717	28,717
Swap Contracts	Net realized gain (loss) from Swap contracts	—	—	(703,275)	8,292,377	7,589,102
Futures Contracts	Net realized gain (loss) from Futures contracts	(718,887)	(1,215,640)	—	15,453,805	13,519,278
Forward Contracts	Net realized gain (loss) from Forward currency contracts	—	53,230	—	—	53,230
Total Realized Gain (Loss)		$(718,887)	$(1,162,410)	$(703,275)	$22,811,492	$20,226,920

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2012, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Rights	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	$—	$—	$—	$1,375	$1,375
Warrants	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	—	—	107,458	107,458
Purchased Options	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	—	—	662,829	662,829
Written Options	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	—	—	(9,966)	(9,966)
Swap Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	—	148,730	1,153,084	1,301,814
Futures Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	(105,150)	854,376	—	(1,926,847)	(1,177,621)
Forwards Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	242,457	—	—	242,457
Total Change in Appreciation (Depreciation)		$(105,150)	$1,096,833	$148,730	$(12,067)	$1,128,346

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

4.  Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates

TIP’s board of directors has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:

Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (>$3 billion)	0.18%

TIP’s board of directors has approved money manager agreements with each of the money managers. Certain money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, usually proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return or is otherwise based on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management with a single rate or on a descending scale. Money managers who provide services to the fund and their fees as a percent of assets managed during the six months ended June 30, 2012, were as follows:

	Minimum	Maximum	Annualized Effective Fee Rate
Aronson + Johnson + Ortiz LP (AJO, LP) (a)	0.10%	0.50%	0.31%
Brookfield Investment Management Inc. (a)(b)	0.50%	2.50%	0.56%
Lansdowne Partners Limited Partnership (c)	0.80%	0.80%	0.80%
Marathon Asset Management, LLP (a)	0.15%	(d )	0.78%
Mission Value Partners, LLC (a)(c)	0.25%	2.00%	1.03%
Mondrian Investment Partners Limited (c)	0.30%	0.43%	0.32%
OVS Capital Management LLP (a)(c)	1.50%	(e )	1.50%
Shapiro Capital Management LLC (a)	0.50%	0.95%	0.62%
Smith Breeden Associates, Inc. (a)	0.10%	0.85%	0.44%
Southeastern Asset Management, Inc.(c)	1.00%	1.00%	1.00%
Wellington Management Company, LLP-High Yield (c)	0.35%	0.45%	0.41%
Wellington Management Company, LLP-Natural Resources (c)	0.35%	0.45%	0.40%
(a)	Money manager receives a fee that includes a performance component. The effective fee may fall outside of the minimum and maximum range because performance fees may be based on either assets or performance from a period other than the period covered by this report.
(b)	Prior to March 31, 2012, Brookfield Investment Management Inc. (“BIM”) had a sub-advisory agreement (the “Agreement”) with AMP Capital Brookfield (US), LLC (“ACB US”) for the provision of certain services related to MAF. Pursuant to the Agreement, BIM paid ACB US two-thirds of all fees BIM received from Multi-Asset Fund. This Agreement has terminated, and BIM now retains 100% of fees received from MAF.
(c)	Money manager receives a fee that is based in whole or in part on assets under management, irrespective of performance. For money managers whose fees are based solely on assets under management, the minimum and maximum reflect the last level and the first level, respectively, of the asset-based fee on a fee schedule that includes breakpoints. For Mission Value Partners, whose fee also includes a performance component, the minimum reflects the last level of the asset based fee on a fee schedule that includes breakpoints (the first level on such fee schedule is 1.00%) and the maximum reflects the impact of the performance component of the fee schedule.
(d)	With respect to fund assets managed prior to October 31, 2008, Marathon's fee is based on performance. Its fee formula with respect to such assets entails a floor of 15 basis points, a cap of 160 basis points, with the midpoint or “fulcrum fee” being 88 basis points. With respect to assets allocated to Marathon on or after October 31, 2008, which represented approximately one-third of the fund assets allocated to Marathon as of the end of the period, Marathon's compensation entails an asset-based fee of 0.35% per year and a performance fee, pursuant to which Marathon will receive 20% of the amount by which the annualized return generated by the portfolio exceeds that of the MSCI ACW Index, measured over a rolling sixty-month period, multiplied by the average daily net asset value of such assets over the same sixty-month period.
(e)	OVS's compensation entails an asset-based fee of 1.50% per year and a performance fee, pursuant to which OVS will receive 15% of the amount of net appreciation generated by the portfolio.

With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

and performance fees, if any, charged by such entity. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration fees on the Statement of Operations.

TAS provides certain administrative services to the fund under a Services Agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.02% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations.

TIP has designated an employee of TAS as its Chief Compliance Officer (“CCO”). For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets.

5.  Investment Transactions

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2012, were as follows:

	Purchases	Sales
Non-US Government Securities	$1,182,406,555	$642,231,854
US Government Securities	$17,594,581	$18,941,028

6.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2012, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) of investment securities, other than proceeds from securities sold short, at June 30, 2012, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)	Cost
$583,266,796	$(356,184,796)	$227,082,000	$4,341,031,426

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts and mark-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2012.

7.  Repurchase and Reverse Repurchase Agreements

The fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to the fund and repurchase such securities from the fund at a mutually agreed upon price and date.

The fund is also permitted to enter into reverse repurchase agreements under which a member bank of the Federal Reserve System or a primary or reporting dealer in US government securities purchases US government securities from the fund and the fund agrees to repurchase the securities at an agreed upon price and date.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at June 30, 2012, were as follows:

Description	Face Value
Barclays plc, 0.29%, dated 06/26/12, to be repurchased on 07/03/12 at $103,337,905	$103,332,078

For the six-month period ended June 30, 2012, the average balance outstanding was $121,078,421 and the average interest rate was 0.21%.

The fund will engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the fund established a segregated account with its custodian in which the fund maintains cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to the fund's obligation. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

8.  Capital Share Transactions

While there are no sales commissions (loads) or 12b-1 fees, MAF assesses entry and exit fees of 0.50% of capital invested or redeemed. These fees, which are paid to the fund directly, not to TAS or other vendors supplying services to the fund, are designed to allocate transaction costs associated with purchases and redemptions of the fund shares to the members actually making such transactions, rather than the fund’s other members. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the fund and included in proceeds from shares sold or deducted from distributions for redemptions.

9.  Delayed Delivery Transactions

The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund identifies these securities in its records as segregated with a value at least equal to the amount of the purchase commitment.

The fund enters into “TBA” (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

The fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as “cover” for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked-to-market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2012

10.  Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

11.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

12.  Recently Issued Accounting Pronouncements

Effective January 1, 2012, the fund adopted Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRS. The amendments in the ASU included new guidance for certain fair value measurement principles and disclosure requirements. The adoption of ASU 2011-04 had no impact on the fund’s net assets. Applicable disclosures have been incorporated.

13.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure in the fund’s financial statements.

TIFF Short-Term Fund	June 30, 2012
Fund Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During the Period* 1/1/12 – 6/30/12
1) Actual	$1,000.00	$1,000.00	$1.64
2) Hypothetical	$1,000.00	$1,023.22	$1.66
*	Expenses are equal to the fund’s annualized expense ratio of 0.33% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TIFF Short-Term Fund	June 30, 2012
Financial Highlights

	Six Months Ended 6/30/12 (Unaudited)		Year Ended 12/31/11		Year Ended 12/31/10		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
For a share outstanding throughout each period
Net asset value, beginning of period	$9.90		$9.90		$9.90		$9.89	$9.78	$9.74
Income (loss) from investment operations
Net investment income (loss)	(0.02)		(0.01)		0.00	(a)	0.01	0.18	0.44
Net realized and unrealized gain on investments	0.02		0.01		0.00	(a)	0.01	0.11	0.04
Total from investment operations	0.00		(0.00)		0.00		0.02	0.29	0.48
Less distributions from
Net investment income	0.00		0.00		(0.00	)(a)	(0.01)	(0.18)	(0.44)
Net asset value, end of period	$9.90		$9.90		$9.90		$9.90	$9.89	$9.78
Total return (b)	0.00	%(c)(d)	0.00	%(c)	0.03%		0.24%	2.97%	5.03%
Ratios/supplemental data
Net assets, end of period (000s)	$108,952		$159,290		$208,986		$239,425	$219,820	$159,546
Ratio of expenses to average net assets	0.33	%(e)	0.18%		0.16%		0.17%	0.20%	0.21%
Ratio of net investment income (loss) to average net assets	(0.24	)%(e)	(0.06)%		0.01%		0.14%	1.75%	4.53%
Portfolio turnover (f)	—%		—%		—%		—%	—%	—%

(a)	Rounds to less than $0.01.
(b)	Total return assumes dividend reinvestment.
(c)	Rounds to less than 0.01%.
(d)	Not annualized.
(e)	Annualized.
(f)	Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded from the definition of portfolio turnover, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund / Schedule of investments (Unaudited)	June 30, 2012

Interest Rate		Maturity Date	Principal Amount	Value
Investments — 102.6% of net assets
Short-Term Investments — 102.6%
Repurchase Agreement — 4.4%
State Street Bank & Trust Co. Repurchase Agreement issued on 06/29/2012 (proceeds at maturity $4,847,640) (collateralized by a US Treasury Bond, due 08/15/29 with a total principal value of $3,155,000 and a total market value of $4,947,624)
(Cost $4,847,636)	0.010%	07/02/12	$4,847,636	$4,847,636
US Treasury Bills — 98.2%
US Treasury Bill (a)		09/27/12	22,000,000	21,995,490
US Treasury Bill (a)		10/04/12	20,000,000	19,995,700
US Treasury Bill (a)		10/18/12	2,000,000	1,999,370
US Treasury Bill (a)		10/25/12	15,000,000	14,995,095
US Treasury Bill (a)		11/01/12	16,000,000	15,994,176
US Treasury Bill (a)		11/08/12	15,000,000	14,993,685
US Treasury Bill (a)		12/20/12	9,000,000	8,993,700
US Treasury Bill (a)		12/27/12	8,000,000	7,993,872
Total US Treasury Bills — 98.2% (Cost $106,951,530)				106,961,088
Total Short-Term Investments (Cost $111,799,166)				111,808,724
Total Investments — 102.6% (Cost $111,799,166)				111,808,724
Liabilities in Excess of Other Assets — (2.6)%				(2,856,262)
Net Assets — 100.0%				$108,952,462
(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Summary Schedule of Investments

Short-Term Investments	102.6%
Total Investments	102.6%
Liabilities in Excess of Other Assets	(2.6)%
Net Assets	100.0%

See accompanying Notes to Financial Statements.

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TIFF Short-Term Fund	June 30, 2012
Statement of Assets and Liabilities (Unaudited)

June 30, 2012
Assets
Investments in securities, at value (cost: $106,951,530)	$106,961,088
Repurchase agreements (cost: $4,847,636)	4,847,636
Total investments (cost: $111,799,166)	111,808,724
Receivables:
Interest	3
Capital stock sold	2,890,652
Total Assets	114,699,379
Liabilities
Payables:
Investment securities purchased	3,997,033
Capital stock redeemed	1,603,674
Accrued expenses and other liabilities	143,107
Investment advisory fees	3,103
Total Liabilities	5,746,917
Net Assets	$108,952,462
Shares Outstanding (500,000,000 authorized shares, par value $0.001)	11,010,175
Net Asset Value Per Share	$9.90
Net Assets Consist of:
Capital stock	$109,334,976
Accumulated net investment loss	(169,068)
Accumulated net realized loss on investments	(223,004)
Net unrealized appreciation on investments	9,558
$108,952,462

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund	June 30, 2012
Statement of Operations (Unaudited)

Six Months Ended 6/30/2012
Investment Income
Interest	$66,921
Total Investment Income	66,921
Expenses
Fund administration fees	112,509
Registration and filing fees	63,155
Professional fees	24,406
Investment advisory fees	21,313
Administrative fees	7,104
Chief compliance officer fees	3,214
Director fees	2,297
Insurance	1,168
Miscellaneous fees and other	823
Total Expenses	235,989
Net Investment Loss	(169,068)
Net Realized Gain (Loss) from:
Investments	1,922
Net Realized Gain	1,922
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,735
Net Realized and Unrealized Gain on Investments	10,657
Net Decrease in Net Assets Resulting from Operations	$(158,411)

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund	June 30, 2012
Statements of Changes in Net Assets

	Six Months Ended 6/30/2012 (Unaudited)	Year Ended 12/31/2011
Increase (Decrease) in Net Assets From Operations
Net investment loss	$(169,068)	$(101,250)
Net realized gain (loss) on investments	1,922	172,669
Net change in unrealized appreciation (depreciation) on investments	8,735	(10,896)
Net Increase (Decrease) in Net Assets Resulting from Operations	(158,411)	60,523
Distributions
From net investment income	—	—
Decrease in Net Assets Resulting from Distributions	—	—
Capital Share Transactions
Proceeds from shares sold	34,375,059	213,474,227
Cost of shares redeemed	(84,554,571)	(263,230,556)
Net Decrease From Capital Share Transactions	(50,179,512)	(49,756,329)
Total Decrease in Net Assets	(50,337,923)	(49,695,806)
Net Assets
Beginning of period	159,290,385	208,986,191
End of period	$108,952,462	$159,290,385
Including accumulated net investment income (loss)	$(169,068)	$—
Capital Share Transactions (in shares)
Shares sold	3,472,733	21,547,746
Shares redeemed	(8,545,103)	(26,569,427)
Net Decrease	(5,072,370)	(5,021,681)

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund	June 30, 2012
Statement of Cash Flows (Unaudited)

Six Months Ended 6/30/2012
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$(158,411)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
(Purchase)/Sale of short term investments, net	51,395,701
Increase in interest receivable	(3)
Increase in accrued expenses and other liabilities	67,191
Decrease in investment advisory fees payable	(1,136)
Net realized (gain) loss from investments	(1,922)
Net change in unrealized (appreciation) depreciation on investments	(8,735)
Net cash provided by (used in) operating activities	51,292,685
Cash flows provided by (used in) financing activities
Proceeds from shares sold	31,658,212
Payment for shares redeemed	(82,950,897)
Net cash provided by (used in) financing activities	(51,292,685)
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$—

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund / Notes to Financial Statements (unaudited)	June 30, 2012

1.   Organization

TIFF Investment Program, Inc. (“TIP”) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2012, TIP consisted of two mutual funds. These financial statements and notes relate only to the TIFF Short-Term Fund (“STF” or the “fund”).

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.  Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ending June 30, 2012 all of the fund's investments were valued using Level 1 inputs, and as a result, there were no transfers between any of the fair value hierarchy levels.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis.

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income.

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the fund's financial statements.

TIFF Short-Term Fund / Notes to Financial Statements (unaudited)	June 30, 2012

Expenses

Expenses directly attributable to STF are charged to that fund's operations; expenses that are applicable to all TIP funds are allocated among them based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the policy of the fund to declare dividends, if any, from net investment income monthly and capital gains distributions at least annually.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the fund's assets, less its liabilities, by the number of outstanding shares of the fund.

3.  Investment Advisory and Other Agreements, and Other Transactions with Affiliates

TIP’s board of directors has approved an investment advisory agreement with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund's average daily net assets for the month:

Assets
On the first $1 billion	0.03%
On the next $1 billion	0.02%
On the remainder (> $2 billion)	0.01%

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration fees on the Statement of Operations.

TAS provides certain administrative services to TIP under a Services Agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.01% to the fund's average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations.

TIP has designated an employee of TAS as its Chief Compliance Officer (“CCO”). For these services provided to TIP, which include the monitoring of TIP's compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. STF pays a pro rata portion of such costs based on its share of TIP's net assets.

4.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2012, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) of investments securities, at June 30, 2012, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$10,048	$(490)	$9,558	$111,799,166

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2012.

TIFF Short-Term Fund / Notes to Financial Statements (unaudited)	June 30, 2012

5.  Repurchase Agreements

The fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to the fund and repurchase such securities from the fund at a mutually agreed upon price and date.

The fund will engage in repurchase transactions with parties approved by TAS. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.  Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

7.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

Additional Information (unaudited)	June 30, 2012

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF’s website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (``SEC”) at http://www.sec.gov. Information regarding how the TIP fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP’s Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov. TIP’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP’s portfolio holdings are available on a monthly basis on the TIFF website at http://www.tiff.org.

Additional Information (unaudited)	June 30, 2012

Review of Advisory Agreements and Money Manager Agreements (Unaudited)

During an in-person meeting held on June 27, 2012, the board of directors of TIFF Investment Program, Inc. (“TIP”), all of whom are not “interested persons” of TIP (the “Board” or “directors”), as that term is defined in the Investment Company Act of 1940 (the “1940 Act”), conducted its annual review of the investment advisory agreements between each of the TIP funds and TIFF Advisory Services, Inc. (“TAS”), the advisor to the TIP funds, as well as the money manager agreements between TIFF Multi-Asset Fund (“Multi-Asset Fund”) and the money managers (as sub-advisors). At the same meeting, the Board also considered the approval of amended money manager agreements between Multi-Asset Fund and three money managers. The investment advisory agreements and the money manager agreements are collectively referred to herein as “advisory agreements” and Multi-Asset Fund and TIFF Short-Term Fund (“Short-Term Fund”) may be referred to individually as a “Fund” and collectively as the “Funds.”

The Board requested and received information from TAS and the money managers in advance of the meeting, which the directors reviewed separately in executive sessions with their independent counsel. The materials provided included information regarding personnel and services, investment process and strategies, portfolio holdings, portfolio management, fees and expenses, performance, and with respect to TAS, profitability. Information about brokerage practices was also supplied, including allocation methodologies, best execution, commission rates, and commission recapture or soft dollar arrangements. Extensive information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s and the money managers’ compliance programs, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer backgrounds, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.

In addition, the Board considered the following: (1) a memorandum from the Board’s independent counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and the factors the Board should consider in its evaluation of the advisory agreements; (2) responses by TAS and each money manager to questionnaires prepared by the Board’s independent counsel requesting information necessary for the directors’ evaluation of the advisory agreements; (3) a Lipper Inc. (“Lipper”) report comparing the performance of each Fund to the performance of its applicable peer groups, and comparing each Fund’s advisory fees and expenses to those of its respective peer groups; (4) additional information from TAS regarding the fees charged by TAS to each Fund; (5) Money Manager Profiles detailing the individual portfolio managers, fee schedules, and fees paid to each money manager, and an Advisor Profile detailing similar information for TAS; (6) the ten highest aggregate brokerage commissions report by manager for the year ended December 31, 2011; and (7) audited financial statements of TAS for the year ended December 31, 2011.

Nature, Extent, and Quality of Services

The Board considered a number of factors in evaluating TAS and the money managers. It noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as the Funds’ performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the directors’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Fund assets across managers and asset classes, managing certain asset types in-house (e.g., TIPS, Treasuries, futures contracts, and other derivatives), and its compliance responsibilities. The Board also considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the advisory agreements by TAS and each of the money managers.

Profitability

In addition, the Board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The Board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers was affiliated with TAS or Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.

Results of Review of Advisory Agreements

After considering responses from TAS and each money manager to the questionnaire prepared on behalf of the Board and further discussion, the Board voted on June 27, 2012 to approve continuance of the advisory agreements for another year and to approve the proposed amended agreements. The Board based its evaluation on the material factors presented to it at the meeting and discussed below, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees

Additional Information (unaudited)	June 30, 2012

in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers in connection with providing services to the Funds; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) in the case of Multi-Asset Fund, the contribution of each money manager towards the overall performance of the Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers. The Board noted that the amended advisory agreements between Multi-Asset Fund and AJO and Shapiro Capital Management, Inc., respectively, were identical in all material respects, including fees, to the prior agreements. The advisory agreements with these two money managers were amended to remove references to a fund that was no longer in operation and to conform the agreements to TIP’s current standard form of money manager agreement. Prior to a vote being taken to approve the continuance of the advisory agreements and approve the amended advisory agreements, the directors met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the directors were advised by their independent legal counsel. The directors weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The directors concluded that the advisory agreements and amended advisory agreements were reasonable, fair, and in the best interests of the Funds and their members, and that the fees set forth in such agreements were fair and reasonable. In reaching its conclusion to approve the continuance of each advisory agreement for another year and approve the amended advisory agreements, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. In each case, the Board concluded that the Funds’ performance was acceptable and that the Funds’ advisory fees and total expenses were reasonable in light of the quality and nature of services provided.

TIFF Multi-Asset Fund Performance, Fees, and Expenses

Money Managers and Benchmarks:	Brookfield Investment Management, Inc., MSCI US REIT Total Return Index
Marathon Asset Management, LLP MSCI All Country World Index
Mission Value Partners, LLC US CPI Urban Consumers Index plus a specified spread
Mondrian Investment Partners Limited MSCI All Country World Index
Southeastern Asset Management, Inc. MSCI All Country World Index
Wellington Management Company, LLP Resource-Related Sectors of the MSCI World Index Barclays HY 2% Issuer Capped
Money Managers with Amended Agreements:	AJO S&P 500 Index Shapiro Capital Management, LLC Russell 2000 Index
Smith Breeden Associates, Inc. Barclays US Government Inflation-Linked Bond Index and BofA Merrill Lynch US Dollar 1-month LIBOR Index

The Board reviewed Multi-Asset Fund’s performance against its benchmarks (the Multi-Asset Fund (“MAF”) Constructed Index, based on the normal allocation to each asset class, and the Consumer Price Index (“CPI”) + 5% per annum), and two peer groups. The first peer group consisted of retail and institutional global flexible portfolio funds as classified by Lipper (the “Lipper MAF peer universe”), and the second peer group consisted of Multi-Asset Fund and nine global flexible portfolio funds as classified by Lipper (the “Lipper MAF peer group”). The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. Multi-Asset Fund’s returns exceeded the MAF Constructed Index for the one-, three-, five-, and ten-year and since-inception periods ended March 31, 2012. Multi-Asset Fund’s returns exceeded the CPI + 5% benchmark for the three- and ten-year and since-inception periods, but lagged the CPI + 5%

Additional Information (unaudited)	June 30, 2012

benchmark for the one- and five-year periods ended March 31, 2012. Multi-Asset Fund’s returns exceeded the average of the Lipper MAF peer universe for the one-, three-, five-, and ten-year periods ended March 31, 2012. Multi-Asset Fund’s returns also exceeded the average and the median of the Lipper MAF peer group for the one-, three-, five-, and ten-year periods ended March 31, 2012.

The Board also reviewed the historical and pro forma fees and expenses of Multi-Asset Fund against selected funds within two peer groups (consisting only of institutional funds) provided by Lipper. The first expense group (“MAF expense group”), consisted of Multi-Asset Fund and nine global flexible portfolio funds as classified by Lipper; the second expense group (“MAF expense universe”) consisted of Multi-Asset Fund, the MAF expense group, and all other institutional global flexible portfolio funds, excluding outliers. The Board reviewed both historical advisory fees and pro forma advisory fees (which took into account the revised fee schedule between Multi-Asset Fund and TAS that became effective on June 1, 2011 and the fee schedules of two new money managers that began managing portfolios for Multi-Asset Fund as of January 1, 2012) in reaching its conclusions. The Board noted that both the historical advisory fees and the pro forma advisory fees of Multi-Asset Fund were below the median and average for the MAF expense group. Both historical and pro forma total expenses of Multi-Asset Fund excluding the underlying fund expenses were below the median and the average for the MAF expense group and the average of the MAF expense universe. Both historical and pro forma total expenses including the underlying fund expenses of the Fund exceeded the median and the average of the MAF expense group but were below the average of the MAF expense universe. Underlying fund expenses represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of the Fund’s investments in an underlying or “acquired fund.” An “acquired fund” is another investment fund, such as an exchange-traded fund, open-ended mutual fund, or a privately offered investment fund, such as a hedge fund.

The Board noted that TAS’s fee schedule and the fee schedules of two money managers were asset-based and included breakpoints that could enable Multi-Asset Fund to benefit from economies of scale. Another money manager’s fee schedule was asset based and did not include breakpoints, but the fee schedule was consistent with the fee schedules that manager had in place with other clients. Certain other money managers received performance-based fees, which the Board felt appropriately aligned the money managers’ interests with those of the members. Two of the money managers’ fee schedules included both breakpoints and performance-based fees and a third included both asset-based and performance-based components without any breakpoints.

TIFF Short-Term Fund Performance, Fees, and Expenses

The Board reviewed Short-Term Fund’s performance against its benchmarks (BofA Merrill Lynch US 6-Month Treasury Bill Index (the “Index”) and the same Index less 50 basis points per annum), and two peer groups. The first peer group consisted of all retail and institutional ultra-short obligation funds as classified by Lipper (the “Lipper STF peer universe”), and the second peer group consisted of Short-Term Fund and nine other ultra-short obligation funds as classified by Lipper (the “Lipper STF peer group”). The Board considered TAS’s internal management of Short-Term Fund since 2004. Short-Term Fund underperformed the Index, which does not reflect any fees or expenses, for the one-, three-, five-, ten-year, and since-inception periods ended March 31, 2012, and slightly outperformed the same Index less 50 basis points per annum for the same periods. These results were consistent with the Board’s expectations of the Fund’s performance relative to each benchmark. Short-Term Fund’s returns lagged the average of the Lipper STF peer universe for the one-, three-, five-, and ten-year periods ended March 31, 2012. Short-Term Fund’s returns lagged the median and the average of the Lipper STF peer group for the one-, three-, five-, and ten-year periods ended March 31, 2012. The Board noted that Short-Term Fund invests substantially all of its assets in securities issued by the US Government, its agencies or its instrumentalities and normally maintains a duration of approximately six months. In contrast, the Lipper STF peer group and peer universe used for performance comparison purposes, while close matches to the fund in certain respects, include funds that do not limit their investments to Treasuries and may maintain portfolio dollar-weighted average maturities up to 365 days.

The Board reviewed the fees and expenses of Short-Term Fund against the funds within the Lipper STF peer group (the “STF expense group”) and the Lipper STF peer universe (the “STF expense universe”), noting that the actual advisory fee and total expenses of Short-Term Fund were well below both the median and the average of the STF expense group and below the average of the STF expense universe. The Board noted that TAS’s fee schedule included breakpoints that could enable Short-Term Fund to benefit from economies of scale should Fund assets grow.

Review of Amended and Restated Advisory Agreement with Smith Breeden

As noted above, at the meeting held on June 27, 2012, the Board evaluated and approved an amended and restated money manager agreement for Multi-Asset Fund with existing money manager Smith Breeden Associates, Inc. (“Smith Breeden”).

The amended and restated money manager agreement between Multi-Asset Fund and Smith Breeden (the “amended agreement”) enables Smith Breeden to manage investment mandates for Multi-Asset Fund in addition to the mandate that was

Additional Information (unaudited)	June 30, 2012

being managed pursuant to the previous agreement with Smith Breeden. The previous agreement and the amended agreement are substantially identical in all material respects except for the addition of new fee schedules related to the new investment mandates and related conforming changes. The Board noted that the proposed new investment mandates for Smith Breeden had been recommended by TAS. In evaluating the amended agreement with Smith Breeden, the Board considered the information described above as part of the Board’s annual review of TIP’s advisory agreements and fees. In addition, the Board considered supplemental information provided by TAS and Smith Breeden in connection with the proposed new mandates and new fee schedules.

In evaluating the amended agreement with Smith Breeden at the June 27, 2012 meeting, the Board considered a number of additional factors. The Board based its evaluation on the material factors presented to it at this meeting and discussed above, including: (1) the terms of the amended agreement; (2) the reasonableness of the money manager’s fees in light of the nature, quality, and extent of the money manager services provided and expected to be provided by Smith Breeden and any additional benefits received by Smith Breeden in connection with providing services to Multi-Asset Fund; (3) the nature, quality, and extent of the services performed by Smith Breeden; (4) the contribution of Smith Breeden towards the overall performance of Multi-Asset Fund; (5) the fees charged and to be charged by Smith Breeden; and (6) the overall organization, skills, and experience of Smith Breeden in managing the existing portfolio for Multi-Asset Fund and portfolios similar in nature to the proposed new investment mandates. The Board noted that each of the three fee schedules in the amended agreement included breakpoints and that two of the three fee schedules in the amended agreement provided for performance-adjusted compensation arrangements in keeping with Multi-Asset Fund’s performance goals. In arriving at its decision to approve the amended agreement, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

After carefully considering the information summarized above, including Smith Breeden’s responses to the questionnaire prepared on behalf of the Board, and all factors deemed to be relevant, and after further discussion, the Board unanimously voted to approve the amended agreement with Smith Breeden for Multi-Asset Fund. Prior to a vote being taken to approve the amended agreement, the Board met separately in executive session to discuss the appropriateness of the agreement and other considerations. In their deliberations with respect to these matters, the directors were advised by their independent legal counsel. The directors weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The Board concluded that the amended agreement with Smith Breeden was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in such agreement were fair and reasonable.

Additional Information (unaudited)	June 30, 2012

Directors and Principal Officers (unaudited)

The board of directors of TIP comprises experienced institutional investors, including current or former senior officers of leading endowments and foundations. Among responsibilities of the board of directors are approving the selection of the investment advisor and money managers for TIP; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new directors; and electing TIP officers.

Each director serves the fund until his or her termination, or until the director’s retirement, resignation, or death, or otherwise as specified in TIP’s Bylaws. The table on these two pages shows information for each director and executive officer of the fund. The mailing address of the directors and officers is Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA, 19428.

The Statement of Additional Information has additional information regarding the board of directors. A copy is available upon request without charge by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov.

Independent Directors

Sheryl L. Johns
Born 1956 Director since April 1996 2 funds overseen	Principal Occupation(s) During the Past Five Years: Executive Vice President, Houston Endowment Inc., a private foundation. Other Directorships: TIFF Education Foundation.
William McCalpin
Born 1957 Director since February 2008 Board Chair since 2008 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009-present).
Chair of the Board of Trustees of The Janus Funds (2008-present).
Other Directorships: The Janus Funds, FB Heron Foundation.
N.P. “Narv” Narvekar
Born 1962 Director since January 2010 2 funds overseen	Principal Occupation(s) During the Past Five Years: President and CEO, The Columbia Investment Management Company, which manages Columbia University's endowment. Other Directorships: The Chapin School.
Craig R. Carnaroli
Born 1963 Director since January 2012 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Executive Vice President, University of Pennsylvania
Other Directorships: Philadelphia Industrial Development Corporation,
Greater Philadelphia Tourism and Marketing Corporation,
The Connelly Foundation

Additional Information (unaudited)	June 30, 2012

Principal Officers

Richard J. Flannery
Born 1957 President and CEO since September 2003	Principal Occupation(s) During the Past Five Years:
CEO, TIFF Advisory Services, Inc.;
President and CEO, TIFF Investment Program, Inc.
Directorships: TIFF Advisory Services, Inc., Mercy Investment Services, Inc., The Nelson Foundation.
Laurence H. Lebowitz
Born 1960 Vice President and CIO since September 2010	Principal Occupation(s) During the Past Five Years:
President/Chief Investment Officer, TIFF Advisory Services, Inc. (2010-present). Chairman/Managing Director, HBK Capital Management (1992-2009).
Directorships: TIFF Advisory Services, Inc.
Dawn I. Lezon
Born 1965 CFO and Treasurer since January 2009 (Vice President and Assistant Treasurer, September 2006 – December 2008)	Principal Occupation(s) During the Past Five Years: Vice President/Treasurer, TIFF Advisory Services, Inc.
Kelly A. Lundstrom
Born 1964 Vice President since September 2006	Principal Occupation(s) During the Past Five Years: Vice President, TIFF Advisory Services, Inc.
Richelle S. Maestro
Born 1957 Vice President and Chief Legal Officer since March 2006, Secretary since December 2011	Principal Occupation(s) During the Past Five Years: Vice President/General Counsel, TIFF Advisory Services, Inc.
Christian A. Szautner
Born 1972 CCO since July 2008	Principal Occupation(s) During the Past Five Years: Vice President/Chief Compliance Officer, TIFF Advisory Services, Inc. (2008-present). Partner, Ballard Spahr Andrews & Ingersoll, LLP (2005-2008).

TIFF Investment Program

MONEY MANAGERS AND ACQUIRED FUND (“AF”) MANAGERS

TIFF Multi-Asset Fund
AJO, LP (formerly Aronson + Johnson + Ortiz LP)
Azentus Capital Management Limited (AF)
Brookfield Investment Management Inc.
Canyon Capital Advisors LLC (AF)
Convexity Capital Management LP (AF)
Farallon Capital Management, LLC (AF)
Joho Capital, LLC (AF)
Lansdowne Partners Limited Partnership
Lansdowne Partners Limited (AF)
Lone Pine Capital LLC (AF)
Marathon Asset Management, LLP
Maverick Capital, Ltd. (AF)
Mission Value Partners, LLC
Mondrian Investment Partners Limited
Och-Ziff Capital Management Group (AF)
OVS Capital Management LLP
QVT Financial LP (AF)
Shapiro Capital Management LLC
Sleep, Zakaria & Company, Ltd. (AF)
Smith Breeden Associates, Inc.
Southeastern Asset Management, Inc.
TIFF Advisory Services, Inc.
Theleme Partners LLP (AF)
Wellington Asset Management, Inc.

TIFF Short-Term Fund
TIFF Advisory Services, Inc.

ADVISOR TIFF Advisory Services, Inc.

Four Tower Bridge
200 Barr Harbor Drive, Suite 100
West Conshohocken, PA 19428
phone    610-684-8000
fax        610-684-8080

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
One Commerce Square
Suite 700
2005 Market Street
Philadelphia, PA 19103

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting TIFF’s website at www.tiff.org. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

Item 2. Code of Ethics

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedure for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program, Inc.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery
President and Chief Executive Officer
Date	8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery
President and Chief Executive Officer
Date	8/29/12

By (Signature and Title)	/s/ Dawn I. Lezon
Dawn I. Lezon Treasurer and Chief Financial Officer
Date	8/29/12